UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07261
      ---------------------------------------------------------------------

                               CREDIT SUISSE TRUST
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.





                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT
                                                                          [logo]

CREDIT SUISSE FUNDS
Semiannual Report

June 30, 2005
(unaudited)

      CREDIT SUISSE TRUST
      o  EMERGING MARKETS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

      For the six months ended June 30, 2005, Credit Suisse Trust--Emerging Markets Portfolio 1 (the "Portfolio") had a gain of 1.81%, versus an increase of 6.26% for the Morgan Stanley Capital International Emerging Markets Index. 2

MARKET OVERVIEW: 2004'S RALLY EXTENDS

      The period was a positive one for emerging stock markets as a group, both in absolute terms and compared with developed stock markets, though the ride was less than smooth. Emerging markets initially rallied, but then turned sharply down in March on worries that rising US interest rates could threaten global growth. These fears subsided in the latter part of the period, with inflation appearing to be under control and as long-term US interest remained fairly stable. Investors' appetite for risk in general returned and emerging markets ended the period on a solid note.

      By region, Latin America outperformed. Appreciation in Mexico and Brazil's currencies resulted in double-digit advances in these markets in US dollar terms. Argentina and Chile had solid gains, aided by high prices for the commodities they export. Performance in Asia was mixed. Taiwan had a gain but underperformed, while India was up about 9% as a controversial conglomerate management issue was resolved in June. Within the Eastern Europe/Middle East/Africa segment (EMEA), certain smaller markets such as Egypt had solid gains. Israel had a gain in local currency terms, but this translated into a loss for dollar-based investors as the shekel declined.

STRATEGIC REVIEW: UNDERPERFORMANCE IN ASIA

      We attribute the Fund's underperformance of its benchmark almost entirely to its positioning in Asia. Our Asian holdings collectively had a gain, but they trailed the benchmark's Asia component. Specifically, we were underweighted in Taiwanese technology-exporting companies, which outperformed the domestic companies we favored; underweighted in China's energy sector, which did well in the period, and had limited exposure to certain South Korean stocks that had strong showings. Within EMEA, relatively good performance from the Portfolio's Russian and South African holdings was countered by its underweighting in smaller markets such as Egypt that outperformed.

      With respect to late-period portfolio activity, we reduced our exposure to Thailand, narrowing the degree of our overweighting, and added to Taiwan.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

We remained neutrally weighted in South Korea, India, and Taiwan. We continued to underweight China. In Latin America, we remained underweight the region's smaller markets, though we increased our exposure to Chile, purchasing some bank stocks based on a better macroeconomic and policy environment. We maintained our overweightings in both Mexico and Brazil. Within EMEA, we were underweighted in the segment's small central European markets, except Hungary, where we had a modest overweight. At the end of the period we were neutral in Russia and Turkey and underweight in Israel and South Africa.

      Looking ahead, we see potential for investors continuing to allocate to emerging markets, barring any unsettling factors such as a spike in long-term US interest rates or the threat of a major global slowdown. From a financial as well as a political perspective, fundamentals in many of these markets continue to improve in our view. Our focus remains on identifying stocks we deem to have good longer-term prospects.

The Credit Suisse Emerging Markets Team

Annabel Betz
Neil Gregson
Matthew J.K. Hickman
Elizabeth H. Eaton
Jonathan S. Ong
Emily Alejos

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1
                  --------------------------------------------

                                            SINCE           INCEPTION
      1 YEAR           5 YEARS            INCEPTION            DATE
      ------           -------            ---------         ----------
      26.69%            1.64%               5.48%            12/31/97

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

---------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Morgan Stanley Capital International Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 1/1/05                               $  1,000.00
Ending Account Value 6/30/05                                 $  1,018.10
Expenses Paid per $1,000*                                    $      7.01

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05                               $  1,000.00
Ending Account Value 6/30/05                                 $  1,017.85
Expenses Paid per $1,000*                                    $      7.00

ANNUALIZED EXPENSE RATIOS*                                         1.40%

---------------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSE WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

Financial Services                      23.7%
Information Technology                  20.8%
Telecommunication Services              13.4%
Energy                                  11.3%
Consumer Discretionary                   9.6%
Materials                                7.9%
Industrials                              4.1%
Consumer Staples                         3.7%
Utilities                                2.6%
Short-Term Investments                   1.5%
Health Care                              1.4%

---------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES          VALUE
                                                                       -----------    -----------
COMMON STOCKS (90.3%)
BRAZIL (3.7%)
AEROSPACE & DEFENSE (0.0%)
      Empresa Brasileira de Aeronautica SA ADR                                 500    $    16,535
                                                                                      -----------

BEVERAGES (0.1%)
      Companhia de Bebidas das Americas ADR@                                 4,640        118,134
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
      Brasil Telecom Participacoes SA                                   30,400,000        330,583
      Brasil Telecom Participacoes SA ADR                                    8,900        321,290
      Tele Norte Leste Participacoes SA                                     12,505        286,003
                                                                                      -----------
                                                                                          937,876
                                                                                      -----------

OIL & GAS (2.0%)
      Petroleo Brasileiro SA - Petrobras ADR@                               54,400      2,504,576
                                                                                      -----------

PAPER & FOREST PRODUCTS (0.5%)
      Aracruz Celulose SA ADR                                                9,800        340,550
      Votorantim Celulose e Papel SA ADR@                                   21,000        254,100
                                                                                      -----------
                                                                                          594,650
                                                                                      -----------

WATER UTILITIES (0.3%)
      Companhia de Saneamento Basico do Estado de Sao Paulo              5,800,000        347,509
                                                                                      -----------

TOTAL BRAZIL                                                                            4,519,280
                                                                                      -----------

CHILE (1.7%)
BANKS (0.3%)
      Banco Santander Chile SA ADR                                          11,600        374,680
                                                                                      -----------

BEVERAGES (0.5%)
      Compania Cervecerias Unidas SA ADR@                                   25,500        612,000
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
      Compania de Telecomunicaciones de Chile SA ADR                        50,200        510,534
                                                                                      -----------

ELECTRIC UTILITIES (0.5%)
      Enersis SA ADR                                                        51,600        538,704
                                                                                      -----------

TOTAL CHILE                                                                             2,035,918
                                                                                      -----------

CHINA (4.8%)
AIRLINES (0.5%)
      Air China, Ltd. Series H*                                          1,710,000        575,088
                                                                                      -----------

COMMUNICATIONS EQUIPMENT (0.7%)
      ZTE Corp. Class H                                                    315,400        938,214
                                                                                      -----------

INDUSTRIAL CONGLOMERATES (0.4%)
      Golden Meditech Company, Ltd.                                      2,703,000        465,956
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
INSURANCE (1.1%)
      China Life Insurance Company, Ltd. Series H*                       2,051,000    $ 1,396,645
                                                                                      -----------

MACHINERY (0.4%)
      Shanghai Electric Group Company, Ltd. Series H*                    2,032,000        460,077
                                                                                      -----------

OIL & GAS (1.2%)
      China Petroleum & Chemical Corp. Series H                          2,378,000        926,648
      Sinopec Zhenhai Refining & Chemical Company, Ltd. Series H           539,300        507,073
                                                                                      -----------
                                                                                        1,433,721
                                                                                      -----------

TEXTILES & APPAREL (0.5%)
      Ports Design, Ltd.                                                   805,000        582,691
                                                                                      -----------

TOTAL CHINA                                                                             5,852,392
                                                                                      -----------

COLOMBIA (0.5%)
BANKS (0.5%)
      Bancolombia SA ADR                                                    39,600        633,204
                                                                                      -----------

TOTAL COLOMBIA                                                                            633,204
                                                                                      -----------

EGYPT (0.6%)
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
      Orascom Telecom Holding SAE                                            7,700        780,302
                                                                                      -----------

TOTAL EGYPT                                                                               780,302
                                                                                      -----------

HONG KONG (1.7%)
OIL & GAS (0.5%)
      CNOOC, Ltd.                                                        1,083,000        638,198
                                                                                      -----------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
      China Mobile (Hong Kong), Ltd.                                       403,500      1,494,752
                                                                                      -----------

TOTAL HONG KONG                                                                         2,132,950
                                                                                      -----------

HUNGARY (1.6%)
BANKS (0.8%)
      OTP Bank Rt.                                                          29,900      1,012,084
                                                                                      -----------

OIL & GAS (0.8%)
      MOL Magyar Olaj-es Gazipari Rt.                                       11,400        955,676
                                                                                      -----------

TOTAL HUNGARY                                                                           1,967,760
                                                                                      -----------

INDIA (5.7%)
CHEMICALS (0.8%)
      Reliance Industries, Ltd. GDR Rule 144A++                             35,000      1,018,850
                                                                                      -----------

DIVERSIFIED FINANCIALS (0.5%)
      ICICI Bank, Ltd. ADR                                                  26,500        579,025
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
      Bharti Tele-Ventures, Ltd.*                                          240,500    $ 1,341,155
                                                                                      -----------

ELECTRIC UTILITIES (0.6%)
      National Thermal Power Corporation, Ltd.                             358,400        684,755
                                                                                      -----------

ELECTRICAL EQUIPMENT (0.5%)
      Bharat Heavy Electricals, Ltd.                                        34,300        681,570
                                                                                      -----------

GAS UTILITIES (0.5%)
      Gail India, Ltd.                                                     114,700        598,830
                                                                                      -----------

IT CONSULTING & SERVICES (1.3%)
      Infosys Technologies, Ltd. ADR                                        11,100        859,917
      Tata Consultancy Services, Ltd.                                       22,622        702,041
                                                                                      -----------
                                                                                        1,561,958
                                                                                      -----------

OIL & GAS (0.4%)
      Cairn Energy PLC*                                                     20,500        494,085
                                                                                      -----------

TOTAL INDIA                                                                             6,960,228
                                                                                      -----------

INDONESIA (1.8%)
BANKS (0.2%)
      PT Bank Central Asia Tbk                                             677,500        249,094
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
      PT Indosat Tbk                                                     1,614,500        912,075
                                                                                      -----------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
      PT Telekomunikasi Indonesia                                        1,994,500      1,030,875
                                                                                      -----------

TOTAL INDONESIA                                                                         2,192,044
                                                                                      -----------

ISRAEL (3.2%)
BANKS (0.7%)
      Bank Hapoalim, Ltd.                                                  253,700        796,552
                                                                                      -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
      Orbotech, Ltd.*                                                       30,500        655,445
                                                                                      -----------

INSURANCE (0.3%)
      Harel Insurance Investments, Ltd.                                     11,000        394,010
                                                                                      -----------

INTERNET SOFTWARE & SERVICES (0.7%)
      Check Point Software Technologies, Ltd.*                              42,700        845,460
                                                                                      -----------

PHARMACEUTICALS (1.0%)
      Teva Pharmaceutical Industries, Ltd. ADR                              39,000      1,214,460
                                                                                      -----------

TOTAL ISRAEL                                                                            3,905,927
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
MALAYSIA (3.5%)
BANKS (2.0%)
      Commerce Asset-Holding Berhad                                        875,000    $ 1,161,237
      Public Bank Berhad                                                   711,300      1,254,134
                                                                                      -----------
                                                                                        2,415,371
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
      Telekom Malaysia Berhad                                              356,400        936,048
                                                                                      -----------

ENERGY EQUIPMENT & SERVICES (0.3%)
      Scomi Group Berhad                                                   997,900        390,702
                                                                                      -----------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      Maxis Communications Berhad                                          236,500        602,989
                                                                                      -----------

TOTAL MALAYSIA                                                                          4,345,110
                                                                                      -----------

MEXICO (7.5%)
BEVERAGES (0.6%)
      Fomento Economico Mexicano SA de CV ADR                               12,777        761,126
                                                                                      -----------

CONSTRUCTION MATERIALS (1.0%)
      Cemex SA de CV ADR                                                    29,481      1,250,584
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
      Telefonos de Mexico SA de CV ADR@                                     39,800        751,822
                                                                                      -----------

FOOD PRODUCTS (0.7%)
      Gruma SA Series B                                                    181,500        423,428
      Grupo Bimbo SA de CV Series A                                        169,200        485,765
                                                                                      -----------
                                                                                          909,193
                                                                                      -----------

HOUSEHOLD DURABLES (0.7%)
      Consorcio ARA SA de CV                                               230,400        795,043
                                                                                      -----------

MEDIA (0.6%)
      Grupo Televisa SA ADR                                                 10,700        664,363
                                                                                      -----------

METALS & MINING (0.4%)
      Grupo Mexico SA de CV Series B*                                      286,050        465,942
                                                                                      -----------

MULTILINE RETAIL (0.5%)
      Wal-Mart de Mexico SA de CV Series V                                 161,082        652,672
                                                                                      -----------

REAL ESTATE (0.8%)
      Desarrolladora Homex SA de CV ADR*@                                   14,500        397,590
      Urbi Desarrollos Urbanos SA de CV*                                   107,424        589,415
                                                                                      -----------
                                                                                          987,005
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
WIRELESS TELECOMMUNICATION SERVICES (1.6%)
      America Movil SA de CV ADR Series L                                   27,958    $ 1,666,576
      America Telecom SA de CV Class A1*                                   101,700        324,428
                                                                                      -----------
                                                                                        1,991,004
                                                                                      -----------

TOTAL MEXICO                                                                            9,228,754
                                                                                      -----------

PERU (0.1%)
BANKS (0.1%)
      Credicorp, Ltd.                                                        3,000         59,670
                                                                                      -----------

TOTAL PERU                                                                                 59,670
                                                                                      -----------

RUSSIA (4.5%)
BANKS (1.0%)
      Sberbank RF                                                            1,950      1,281,731
                                                                                      -----------

OIL & GAS (2.4%)
      Lukoil ADR                                                            67,600      2,488,356
      Sibir Energy PLC*                                                    116,000        418,967
                                                                                      -----------
                                                                                        2,907,323
                                                                                      -----------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
      AO VimpelCom ADR*@                                                    40,600      1,381,618
                                                                                      -----------

TOTAL RUSSIA                                                                            5,570,672
                                                                                      -----------

SINGAPORE (0.3%)
CHEMICALS (0.3%)
      Hi-P International, Ltd.@                                            497,000        422,647
                                                                                      -----------

TOTAL SINGAPORE                                                                           422,647
                                                                                      -----------

SOUTH AFRICA (9.5%)
BANKS (2.1%)
      FirstRand, Ltd.                                                      459,782        953,812
      Standard Bank Group, Ltd.                                            168,800      1,629,711
                                                                                      -----------
                                                                                        2,583,523
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
      Telkom South Africa, Ltd.                                             49,270        789,574
                                                                                      -----------

HOUSEHOLD DURABLES (0.9%)
      Steinhoff International Holdings, Ltd.                               464,797      1,068,426
                                                                                      -----------

INDUSTRIAL CONGLOMERATES (0.5%)
      Bidvest Group, Ltd.                                                   54,200        588,349
                                                                                      -----------

INSURANCE (0.7%)
      Sanlam, Ltd.                                                         515,700        904,573
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                         NUMBER OF
                                                                          SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
MEDIA (0.9%)
      Naspers, Ltd. N Shares                                                87,200    $ 1,080,970
                                                                                      -----------

METALS & MINING (2.2%)
      African Rainbow Minerals, Ltd.*                                       85,447        433,400
      First Quantum Minerals, Ltd.                                          34,600        610,472
      Impala Platinum Holdings, Ltd.                                        10,800        962,829
      Kumba Resources, Ltd.                                                 79,240        688,979
                                                                                      -----------
                                                                                        2,695,680
                                                                                      -----------

OIL & GAS (0.5%)
      Sasol                                                                 24,800        668,358
                                                                                      -----------

SPECIALTY RETAIL (1.1%)
      Edgars Consolidated Stores, Ltd.                                      11,246        486,816
      JD Group, Ltd.                                                        86,100        826,789
                                                                                      -----------
                                                                                        1,313,605
                                                                                      -----------

TOTAL SOUTH AFRICA                                                                     11,693,058
                                                                                      -----------

SOUTH KOREA (16.1%)
AUTO COMPONENTS (0.7%)
      Hyundai Mobis                                                         13,770        921,099
                                                                                      -----------

AUTOMOBILES (2.1%)
      Hyundai Motor Company, Ltd.                                           46,110      2,542,522
                                                                                      -----------

BANKS (2.9%)
      Kookmin Bank                                                          50,110      2,263,722
      Shinhan Financial Group Company, Ltd.                                 48,960      1,262,833
                                                                                      -----------
                                                                                        3,526,555
                                                                                      -----------

CONSTRUCTION & ENGINEERING (0.1%)
      GS Engineering & Construction Corp.                                    5,500        180,923
                                                                                      -----------

HOUSEHOLD DURABLES (1.1%)
      LG Electronics, Inc.                                                  20,730      1,304,612
                                                                                      -----------

INSURANCE (0.6%)
      Samsung Fire & Marine Insurance Company, Ltd.                          8,640        694,478
                                                                                      -----------

METALS & MINING (0.9%)
      POSCO ADR@                                                            26,800      1,178,396
                                                                                      -----------

MULTILINE RETAIL (0.7%)
      Shinsegae Company, Ltd.                                                2,700        847,851
                                                                                      -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.3%)
      Samsung Electronics Company, Ltd.                                     16,410      7,779,219
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES          VALUE
                                                                       -----------    -----------
COMMON STOCKS
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
      SK Telecom Company, Ltd.                                               5,040    $   886,352
                                                                                      -----------

TOTAL SOUTH KOREA                                                                      19,862,007
                                                                                      -----------

SPAIN (0.5%)
OIL & GAS (0.5%)
      Repsol YPF, SA ADR                                                    24,500        615,685
                                                                                      -----------

TOTAL SPAIN                                                                               615,685
                                                                                      -----------

TAIWAN (18.1%)
AUTOMOBILES (0.4%)
      China Motor Corp.                                                    505,000        521,238
                                                                                      -----------

BANKS (0.8%)
      E.Sun Financial Holding Company, Ltd.                              1,220,000        976,304
                                                                                      -----------

CHEMICALS (0.5%)
      Formosa Plastics Corp.                                               376,050        615,198
                                                                                      -----------

COMPUTERS & PERIPHERALS (4.1%)
      Advantech Company, Ltd.                                              579,394      1,370,757
      Chi Mei Optoelectronics Corp.                                        657,000      1,020,076
      Chi Mei Optoelectronics Corp. GDR Rule 144A++                         79,200      1,234,728
      LITE-ON IT Corp.                                                     582,000      1,078,223
      Quanta Computer, Inc.                                                165,000        315,146
                                                                                      -----------
                                                                                        5,018,930
                                                                                      -----------

DIVERSIFIED FINANCIALS (0.7%)
      Polaris Securities Co., Ltd.                                       1,842,000        912,856
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
      Chungwha Telecom Company, Ltd.                                       320,000        653,756
                                                                                      -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)
      AU Optronics Corp. ADR*@                                             129,600      2,195,424
      Hon Hai Precision Industry Company, Ltd.                             218,000      1,132,088
                                                                                      -----------
                                                                                        3,327,512
                                                                                      -----------

INSURANCE (1.9%)
      Cathay Financial Holding Company, Ltd.                               825,000      1,659,830
      Shin Kong Financial Holding Company, Ltd.                            620,000        624,195
                                                                                      -----------
                                                                                        2,284,025
                                                                                      -----------

MARINE (0.5%)
      Yang Ming Marine Transport                                           674,000        599,112
                                                                                      -----------

REAL ESTATE (0.7%)
      Cathay Real Estate Development Company, Ltd.                       1,891,000        862,918
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------    -----------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.3%)
      Advanced Semiconductor Engineering, Inc.                           1,209,000    $   900,769
      Sunplus Technology Company, Ltd.                                     522,000        735,201
      Taiwan Semiconductor Manufacturing Company, Ltd.                   2,827,642      4,932,105
                                                                                      -----------
                                                                                        6,568,075
                                                                                      -----------

TOTAL TAIWAN                                                                           22,339,924
                                                                                      -----------

THAILAND (3.2%)
BANKS (1.7%)
      Bangkok Bank Public Company, Ltd.                                    454,800      1,183,874
      Siam City Bank Public Company, Ltd.                                1,414,300        894,379
                                                                                      -----------
                                                                                        2,078,253
                                                                                      -----------

CONSTRUCTION & ENGINEERING (0.5%)
      Italian - Thai Development Public Company, Ltd.                    2,697,600        626,742
                                                                                      -----------

OIL & GAS (1.0%)
      Thai Oil Public Company, Ltd.                                        765,900      1,177,024
                                                                                      -----------

TOTAL THAILAND                                                                          3,882,019
                                                                                      -----------

TURKEY (1.7%)
BANKS (1.0%)
      Akbank T.A.S.                                                        121,833        691,780
      Turkiye Garanti Bankasi AS*                                          144,705        613,709
                                                                                      -----------
                                                                                        1,305,489
                                                                                      -----------

INDUSTRIAL CONGLOMERATES (0.7%)
      Koc Holding AS                                                       194,221        847,171
                                                                                      -----------

TOTAL TURKEY                                                                            2,152,660
                                                                                      -----------

TOTAL COMMON STOCKS (Cost $92,249,322)                                                111,152,211
                                                                                      -----------

PREFERRED STOCKS (7.6%)
BRAZIL (7.6%)
BANKS (1.2%)
      Banco Bradesco SA                                                     17,840        628,989
      Banco Itau Holding Financeira SA                                       4,870        890,892
                                                                                      -----------
                                                                                        1,519,881
                                                                                      -----------

BEVERAGES (0.5%)
      Companhia de Bebidas das Americas ADR                                 20,700        639,630
                                                                                      -----------

CHEMICALS (0.3%)
      Braskem SA Class A                                                    38,000        314,588
                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                        NUMBER OF
                                                                         SHARES         VALUE
                                                                       -----------  -------------
PREFERRED STOCKS
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
      Telemar Norte Leste SA Class A                                        34,400  $     821,580
      Telesp - Telecomunicacoes de  Sao Paolo S.A.                          25,000        506,669
                                                                                    -------------
                                                                                        1,328,249
                                                                                    -------------

ELECTRIC UTILITIES (0.8%)
      AES Tiete SA                                                      57,000,000      1,013,762
                                                                                    -------------

INDUSTRIAL CONGLOMERATES (0.8%)
      Bradespar SA                                                          16,400        279,526
      Itausa - Investimentos Itau SA                                       324,496        698,048
                                                                                    -------------
                                                                                          977,574
                                                                                    -------------

METALS & MINING (2.1%)
      Companhia Vale do Rio Doce ADR                                        80,600      2,047,240
      Usinas Siderurgicas de Minas Gerais SA Series A                       30,200        487,241
                                                                                    -------------
                                                                                        2,534,481
                                                                                    -------------

OIL & GAS (0.8%)
      Petroleo Brasileiro SA - Petrobras ADR                                19,600      1,021,748
                                                                                    -------------

TOTAL PREFERRED STOCKS (Cost $6,747,810)                                                9,349,913
                                                                                    -------------

RIGHT (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
      True Corporation Public Company, Ltd.
      strike price $13.93, expires 4/08*^ (Cost $0)                         50,021              0
                                                                                    -------------

SHORT-TERM INVESTMENTS (5.9%)
      State Street Navigator Prime Fund@@                                5,479,938      5,479,938

                                                                           PAR
                                                                          (000)
                                                                       -----------
      State Street Bank and Trust Co. Euro Time Deposit, 2.100%,
        7/01/05                                                        $     1,849      1,849,000
                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $7,328,938)                                          7,328,938
                                                                                    -------------

TOTAL INVESTMENTS AT VALUE (103.8%) (Cost $106,326,070)                               127,831,062

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.8%)                                          (4,702,226)
                                                                                    -------------

NET ASSETS (100.0%)                                                                 $ 123,128,836
                                                                                    =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

--------------------------------------------------------------------------------
 *    Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2005, these securities amounted to a value of $2,253,578 or 1.83% of net assets.

 ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

ss.   Security or portion thereof is out on loan.

ss.ss.Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------



ASSETS
      Investments at value, including collateral for securities
         on loan of $5,479,938 (Cost $106,326,070) (Note 2)                                    $  127,831,062 1
      Cash                                                                                                968
      Foreign currency at value (Cost $511,794)                                                       511,019
      Receivable for investments sold                                                                 591,334
      Dividend and interest receivable                                                                488,557
      Receivable for portfolio shares sold                                                             39,523
      Prepaid expenses and other assets                                                                 4,985
                                                                                               --------------
         Total Assets                                                                             129,467,448
                                                                                               --------------

LIABILITIES
      Advisory fee payable (Note 3)                                                                   101,704
      Administrative services fee payable (Note 3)                                                     13,990
      Payable upon return of securities loaned (Note 2)                                             5,479,938
      Payable for investments purchased                                                               509,843
      Deferred foreign tax liability (Note 2)                                                         141,383
      Payable for portfolio shares redeemed                                                            12,484
      Other accrued expenses payable                                                                   79,270
                                                                                               --------------
         Total Liabilities                                                                          6,338,612
                                                                                               --------------

NET ASSETS
      Capital stock, $0.001 par value (Note 6)                                                          9,128
      Paid-in capital (Note 6)                                                                    100,294,432
      Undistributed net investment income                                                           1,671,975
      Accumulated net realized loss on investments and foreign currency transactions                 (210,277)
      Net unrealized appreciation from investments and foreign currency translations               21,363,578
                                                                                               --------------
         Net Assets                                                                            $  123,128,836
                                                                                               ==============

      Shares outstanding                                                                            9,127,715
                                                                                               --------------
      Net asset value, offering price, and redemption price per share                          $        13.49
                                                                                               ==============


--------------------------------------------------------------------------------
1     Including $5,337,451 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME (Note 2)
  Dividends                                                                                    $    2,085,263
  Interest                                                                                             26,723
  Securities lending                                                                                   15,925
  Foreign taxes withheld                                                                             (247,656)
                                                                                               --------------
    Total investment income                                                                         1,880,255
                                                                                               --------------
EXPENSES
  Investment advisory fees (Note 3)                                                                   745,549
  Administrative services fees (Note 3)                                                               104,249
  Custodian fees                                                                                       53,818
  Printing fees (Note 3)                                                                               29,885
  Legal fees                                                                                           15,277
  Audit fees                                                                                           11,666
  Transfer agent fees                                                                                   3,184
  Insurance expense                                                                                     3,058
  Registration fees                                                                                       973
  Trustees' fees                                                                                        1,176
  Commitment fees (Note 4)                                                                              1,189
  Miscellaneous expense                                                                                 9,121
                                                                                               --------------
    Total expenses                                                                                    979,145
  Less: fees waived (Note 3)                                                                         (144,130)
                                                                                               --------------
    Net expenses                                                                                      835,015
                                                                                               --------------
      Net investment income                                                                         1,045,240
                                                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
  Net realized gain from investments (including Thailand Capital Gain Tax of $147,284)              6,289,276
  Net realized loss from foreign currency transactions                                               (155,381)
  Net change in unrealized appreciation (depreciation) from investments                            (5,257,999)
  Net change in unrealized appreciation (depreciation) from foreign currency translations              79,714
                                                                                               --------------
  Net realized and unrealized gain from investments and foreign currency related items                955,610
                                                                                               --------------
  Net increase in net assets resulting from operations                                         $    2,000,850
                                                                                               ==============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              FOR THE SIX
                                                                              MONTHS ENDED        FOR THE YEAR
                                                                             JUNE 30, 2005            ENDED
                                                                              (UNAUDITED)       DECEMBER 31, 2004
                                                                            ----------------    -----------------
FROM OPERATIONS
    Net investment income                                                   $      1,045,240    $       1,061,862
    Net realized gain from investments and foreign currency transactions           6,133,895           11,247,576
    Net change in unrealized appreciation (depreciation)
      from investments and foreign currency translations                          (5,178,285)           8,162,457
                                                                            ----------------    -----------------
      Net increase in net assets resulting from operations                         2,000,850           20,471,895
                                                                            ----------------    -----------------
FROM DIVIDENDS
    Dividends from net investment income                                                  --             (257,121)
                                                                            ----------------    -----------------
      Net decrease in net assets resulting from dividends                                 --             (257,121)
                                                                            ----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
    Proceeds from sale of shares                                                  27,784,349           48,651,946
    Reinvestment of dividends                                                             --              257,121
    Net asset value of shares redeemed                                           (21,880,488)         (27,681,607)
                                                                            ----------------    -----------------
      Net increase in net assets from capital share transactions                   5,903,861           21,227,460
                                                                            ----------------    -----------------
    Net increase in net assets                                                     7,904,711           41,442,234
NET ASSETS
    Beginning of period                                                          115,224,125           73,781,891
                                                                            ----------------    -----------------
    End of period                                                           $    123,128,836    $     115,224,125
                                                                            ================    =================
    UNDISTRIBUTED NET INVESTMENT INCOME                                     $      1,671,975    $         626,735
                                                                            ================    =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                            FOR THE SIX MONTHS
                                                  ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005     ------------------------------------------------------------------
                                               (UNAUDITED)         2004          2003          2002          2001          2000
                                            ------------------  ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period          $    13.25      $    10.63    $     7.44    $     8.43    $     9.33    $    14.18
                                                ----------      ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                               0.11            0.12          0.07          0.01          0.06          0.23
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                    0.13            2.53          3.12         (0.98)        (0.96)        (4.70)
                                                ----------      ----------    ----------    ----------    ----------    ----------
      Total from investment operations                0.24            2.65          3.19         (0.97)        (0.90)        (4.47)
                                                ----------      ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  --           (0.03)           --         (0.02)           --         (0.20)
  Distributions from net realized gains                 --              --            --            --            --         (0.15)
  Return of capital                                     --              --            --            --            --         (0.03)
                                                ----------      ----------    ----------    ----------    ----------    ----------
    Total dividends and distributions                   --           (0.03)           --         (0.02)           --         (0.38)
                                                ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $    13.49      $    13.25    $    10.63    $     7.44    $     8.43    $     9.33
                                                ==========      ==========    ==========    ==========    ==========    ==========

      Total return 1                                  1.81%          25.02%        42.88%       (11.56)%       (9.65)%      (31.55)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $  123,129      $  115,224    $   73,782    $   43,867    $   38,331    $   32,604
    Ratio of expenses to average net assets           1.40% 2         1.40%         1.40%         1.40%         1.40%         1.42%
    Ratio of net investment income
      to average net assets                           1.75% 2         1.21%         0.94%         0.13%         0.63%         2.45%
    Decrease reflected in above operating
      expense ratios due to waivers                   0.24% 2         0.29%         0.41%         0.44%         0.49%         0.27%
  Portfolio turnover rate                               57%            121%          167%          128%          130%          208%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

independent third party which has been approved by the Board of Trustees to fair value certain securities.

      B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS - The Portfolio, together with other funds/ portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2005, the Portfolio had no open forward foreign currency contracts.

      I) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $106,928, of which $84,265 was rebated to borrowers (brokers). The Portfolio retained $15,925 from the cash collateral investment, and SSB, as lending agent, was paid $6,738. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) OTHER - The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

      The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $745,549 and $144,130, respectively.

      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). CSAM U.K and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $59,644.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $44,605.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $7,383 for its services to the Portfolio.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005 and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $75,610,989 and $66,266,447, respectively.

      At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $106,326,070, $23,710,131, $(2,205,139) and $21,504,992, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                             JUNE 30, 2005 (UNAUDITED)       DECEMBER 31, 2004
                             -------------------------       ------------------
Shares sold                         2,085,749                    4,217,158
Shares issued in
 reinvestment of dividends                 --                       23,459
Shares redeemed                    (1,655,246)                  (2,483,712)
                                    ---------                    ---------
Net increase                          430,503                    1,756,905
                                    =========                    =========

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares was as follows:

             NUMBER OF                          APPROXIMATE PERCENTAGE
            SHAREHOLDERS                        OF OUTSTANDING SHARES
            ------------                        ----------------------
                 5                                       94%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AN ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-222-8977

      o   On the Portfolio's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o www.csam.com/us                               SUISSE | MANAGEMENT
                                                                          [logo]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TREMK-SAR-0605

CREDIT SUISSE
ASSET MANAGEMENT




CREDIT SUISSE FUNDS

Semiannual Report
June 30, 2005
(unaudited)


CREDIT SUISSE TRUST
o SMALL CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                   July 22, 2005

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust--Small Cap Growth Portfolio (the "Portfolio") had a decline of 0.65%, versus a decline of 3.59% for the Russell 2000(R) Growth Index.1

THE MARKET: FIGHTING HEADWINDS

   The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust, and the stimulus of housing-related demand offset at least some of the burden caused by higher energy prices.

   In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Large-capitalization stocks outperformed small-cap stocks, reversing a trend in which small caps had outperformed for several years.

STRATEGIC REVIEW: CONSUMER DISCRETIONARY AND ENERGY HOLDINGS OUTPERFORM

   The Portfolio had a slight loss for the period, though it outperformed its benchmark. Good stock selection in the consumer discretionary sector aided the Portfolio's return, led by aQuantive (0.9% of the Portfolio as of June 30, 2005), a provider of digital marketing services, and Panera Bread, a specialty restaurant chain that we sold in the period after it rallied to reach our price target. The energy sector was another source of outperformance, in terms of both stock selection and our decision to overweight the sector in the period. The Portfolio's technology holdings had a relatively good showing, while its producer durables and consumer staples stocks underperformed.

   Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, and includes

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth. Our general strategy is focused on a company's longer-term prospects, though we also attempt to identify stocks poised to benefit from specific market catalysts over the nearer term.

 The Credit Suisse Small Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   Investments in small companies may be more volatile and less liquid than investments in larger companies.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005

                                                   SINCE           INCEPTION
               1 YEAR            5 YEARS         INCEPTION           DATE
               ------------------------------------------------------------
               2.49%             (6.13)%          7.28%             6/30/95

   Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES


   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN

Beginning Account Value 1/1/05                   $1,000.00
Ending Account Value 6/30/05                     $  993.50
Expenses Paid per $1,000*                        $    5.54

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 1/1/05                   $1,000.00
Ending Account Value 6/30/05                     $1,019.24
Expenses Paid per $1,000*                        $    5.61

ANNUALIZED EXPENSE RATIOS*                            1.12%

--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

[Bar chart]
Consumer Discretionary          26.6%
Health Care                     24.2%
Technology                      19.8%
Other Energy                     8.5%
Materials & Processing           6.8%
Producer Durables                5.7%
Short-Term Investments           4.0%
Financial Services               3.4%
Consumer Staples                 1.0%






--------------------------------------------------------------------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----


COMMON STOCKS (95.8%)
BANKS (1.3%)
   Boston Private Financial Holdings, Inc.ss.                   334,300    $  8,424,360
                                                                           ------------

BIOTECHNOLOGY (2.2%)
   Martek Biosciences Corp.*ss.                                 169,800       6,443,910
   Nabi Biopharmaceuticals*ss.                                  544,200       8,288,166
                                                                           ------------
                                                                             14,732,076
                                                                           ------------

CHEMICALS (1.3%)
   Airgas, Inc.ss.                                              344,200       8,491,414
                                                                           ------------

COMMERCIAL SERVICES & SUPPLIES (5.0%)
   24/7 Real Media, Inc.*ss.                                  1,237,300       5,060,557
   Greenfield Online, Inc.*ss.                                  987,100      11,993,265
   Kforce, Inc.*ss.                                             956,100       8,088,606
   Universal Technical Institute, Inc.*ss.                      230,300       7,645,960
                                                                           ------------
                                                                             32,788,388
                                                                           ------------

COMMUNICATIONS EQUIPMENT (4.3%)
   Kanbay International, Inc.*ss.                               463,900      10,720,729
   Sonus Networks, Inc.                                       1,801,400       8,610,692
   Symmetricom, Inc.                                            863,600       8,955,532
                                                                           ------------
                                                                             28,286,953
                                                                           ------------

COMPUTERS & PERIPHERALS (1.5%)
   Avid Technology, Inc.*ss.                                    183,600       9,782,208
                                                                           ------------

CONTAINERS & PACKAGING (0.9%)
   Crown Holdings, Inc.*ss.                                     405,600       5,771,688
                                                                           ------------

DISTRIBUTION & WHOLESALE (1.6%)
   Beacon Roofing Supply, Inc.*ss.                              393,000      10,335,900
                                                                           ------------

DIVERSIFIED FINANCIALS (2.1%)
   Affiliated Managers Group, Inc.*ss.                          133,550       9,125,471
   Texas Capital Bancshares, Inc.                               250,100       4,936,974
                                                                           ------------
                                                                             14,062,445
                                                                           ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
   Veeco Instruments, Inc.                                      400,000       6,512,000
                                                                           ------------

ENERGY EQUIPMENT & SERVICES (2.1%)
   FMC Technologies, Inc.*ss.                                   200,000       6,394,000
   Newpark Resources, Inc.*ss.                                1,013,200       7,599,000
                                                                           ------------
                                                                             13,993,000
                                                                           ------------

FOOD PRODUCTS (2.1%)
   Delta and Pine Land Co.ss.                                   277,600       6,956,656
   John B. Sanfilippo & Son, Inc.*ss.                           293,314       6,763,821
                                                                           ------------
                                                                             13,720,477
                                                                           ------------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS

HEALTHCARE EQUIPMENT & SUPPLIES (2.8%)
   Advanced Neuromodulation Systems, Inc.*ss.                   199,000    $  7,896,320
   Dexcom, Inc.                                                 258,000       3,222,420
   Syneron Medical, Ltd.                                        209,400       7,661,946
                                                                           ------------
                                                                             18,780,686
                                                                           ------------

HEALTHCARE PROVIDERS & SERVICES (15.0%)
   Amedisys, Inc.*ss.                                           308,700      11,353,986
   AMERIGROUP Corp.                                             166,200       6,681,240
   Centene Corp.*                                               220,400       7,401,032
   Genesis HealthCare Corp.                                     154,300       7,141,004
   Gentiva Health Services, Inc.*ss.                            460,000       8,215,600
   Kindred Healthcare, Inc.*ss.                                 187,200       7,414,992
   LifePoint Hospitals, Inc.                                    149,500       7,552,740
   Molina Healthcare, Inc.*                                     241,800      10,702,068
   Option Care, Inc.                                            492,900       6,949,890
   Psychiatric Solutions, Inc.*ss.                              143,900       7,009,369
   Sunrise Senior Living, Inc.                                  159,700       8,620,606
   United Surgical Partners International, Inc.*ss.             176,900       9,212,952
                                                                           ------------
                                                                             98,255,479
                                                                           ------------

HOTELS, RESTAURANTS & LEISURE (3.9%)
   Aztar Corp.*                                                 302,300      10,353,775
   Great Wolf Resorts, Inc.*                                    374,700       7,658,868
   Orient-Express Hotels, Ltd. Class A                          243,500       7,711,645
                                                                           ------------
                                                                             25,724,288
                                                                           ------------

INTERNET SOFTWARE & SERVICES (8.1%)
   Chordiant Software, Inc.*                                  1,989,200       3,878,940
   CNET Networks, Inc.                                          654,500       7,683,830
   Digitas, Inc.*ss.                                          1,207,700      13,779,857
   MatrixOne, Inc.*ss.                                          979,188       4,895,940
   Openwave Systems, Inc.*ss.                                   902,566      14,802,082
   ValueClick, Inc.                                             652,600       8,046,558
                                                                           ------------
                                                                             53,087,207
                                                                           ------------

LEISURE EQUIPMENT & PRODUCTS (1.4%)
   RC2 Corp.*ss.                                                246,300       9,253,491
                                                                           ------------

MACHINERY (1.9%)
   Briggs & Stratton Corp.                                      138,900       4,808,718
   Kennametal, Inc.                                             167,300       7,670,705
                                                                           ------------
                                                                             12,479,423
                                                                           ------------

MEDIA (4.1%)
   aQuantive, Inc.*ss.                                          441,800       7,828,696
   Carmike Cinemas, Inc.ss.                                     221,500       6,795,620
   Lions Gate Entertainment Corp.*ss.                         1,197,800      12,289,428
                                                                           ------------
                                                                             26,913,744
                                                                           ------------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
OIL & GAS (6.4%)
   Comstock Resources, Inc.*ss.                                 484,600    $ 12,255,534
   Denbury Resources, Inc.*ss.                                  296,400      11,787,828
   Remington Oil & Gas Corp.*ss.                                207,800       7,418,460
   W&T Offshore, Inc.                                           428,300      10,309,181
                                                                           ------------
                                                                             41,771,003
                                                                           ------------

PHARMACEUTICALS (4.0%)
   Angiotech Pharmaceuticals, Inc.*ss.                          472,100       6,543,306
   Medicines Co.*ss.                                            361,200       8,448,468
   Taro Pharmaceutical Industries, Ltd.                         396,400      11,523,348
                                                                           ------------
                                                                             26,515,122
                                                                           ------------

REAL ESTATE (2.0%)
   HouseValues, Inc.*ss.                                        722,900      13,070,032
                                                                           ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.2%)
   Axcelis Technologies, Inc.*ss.                               220,700       1,514,002
   Cymer, Inc.*ss.                                              200,100       5,272,635
   FormFactor, Inc.*ss.                                         273,100       7,215,302
   Genesis Microchip, Inc.*ss.                                  570,000      10,522,200
   Tessera Technologies, Inc.*ss.                               335,600      11,212,396
   Trident Microsystems, Inc.*ss.                               562,700      12,767,663
   Varian Semiconductor Equipment Associates, Inc.*ss.           78,300       2,897,100
   Zoran Corp.*ss.                                              667,600       8,872,404
                                                                           ------------
                                                                             60,273,702
                                                                           ------------

SOFTWARE (5.1%)
   Activision, Inc.                                             653,200      10,790,864
   Gravity Company, Ltd. ADR                                    258,000       2,218,800
   Open Solutions, Inc.                                         317,200       6,442,332
   SkillSoft PLC ADR*ss.                                      1,104,400       3,810,180
   THQ, Inc.*ss.                                                343,900      10,065,953
                                                                           ------------
                                                                             33,328,129
                                                                           ------------

SPECIALTY RETAIL (4.7%)
   Aaron Rents, Inc.ss.                                         268,000       6,670,520
   Cost Plus, Inc.*ss.                                          272,900       6,806,126
   Design Within Reach, Inc.*ss.                                444,900       8,052,690
   Hot Topic, Inc.*ss.                                          491,300       9,393,656
                                                                           ------------
                                                                             30,922,992
                                                                           ------------

TEXTILES & APPAREL (1.8%)
   K-Swiss, Inc. Class Ass.                                     238,000       7,696,920
   Warnaco Group, Inc.*ss.                                      167,494       3,894,236
                                                                           ------------
                                                                             11,591,156
                                                                           ------------

TOTAL COMMON STOCKS (Cost $545,541,551)                                     628,867,363
                                                                           ------------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
   APW, Ltd. expires 7/31/09*^
      (Cost $0)                                                     360    $          0
                                                                           ------------

SHORT-TERM INVESTMENTS (32.0%)
   State Street Navigator Prime Fundss.ss.                  184,038,727     184,038,727

                                                                   PAR
                                                                  (000)
                                                               ----------
   State Street Bank and Trust Co. Euro Time Deposit,
        2.100%, 7/01/05                                         $26,072      26,072,000
                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $210,110,727)                            210,110,727
                                                                           ------------


TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $755,652,278)                     838,978,090
                                                                           ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)                             (182,504,767)
                                                                           ------------

NET ASSETS (100.0%)                                                        $656,473,323
                                                                           ============

                                INVESTMENT ABBREVIATIONS
                            ADR = American Depositary Receipt
--------------------------------------------------------------------------------
 *  Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

ss. Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $184,038,727 (Cost $755,652,278) (Note 2)                   $838,978,0901
   Cash                                                                        769
   Receivable for investments sold                                       6,607,215
   Dividend and interest receivable                                         56,796
   Receivable for portfolio shares sold                                      9,640
   Prepaid expenses and other assets                                        44,701
                                                                     -------------
      Total Assets                                                     845,697,211
                                                                     -------------
LIABILITIES
   Advisory fee payable (Note 3)                                           480,103
   Administrative services fee payable (Note 3)                             77,746
   Payable upon return of securities loaned (Note 2)                   184,038,727
   Payable for investments purchased                                     3,391,919
   Payable for portfolio shares redeemed                                 1,131,837
   Other accrued expenses payable                                          103,556
                                                                     -------------
      Total Liabilities                                                189,223,888
                                                                     -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                 43,176
   Paid-in capital (Note 6)                                            750,612,042
   Accumulated net investment loss                                      (3,029,915)
   Accumulated net realized loss on investments                       (174,477,792)
   Net unrealized appreciation from investments                         83,325,812
                                                                     -------------
      Net Assets                                                      $656,473,323
                                                                     =============
   Shares outstanding                                                   43,176,467
                                                                     -------------
   Net asset value, offering price and redemption price per share           $15.20
                                                                            ======

--------------------------------------------------------------------------------
1 Including $179,593,392 of securities on loan.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                            $  335,077
   Interest                                                                204,017
   Securities lending                                                      195,607
                                                                        ----------
     Total investment income                                               734,701
                                                                        ----------
EXPENSES
   Investment advisory fees (Note 3)                                     3,016,967
   Administrative services fees (Note 3)                                   548,332
   Printing fees (Note 3)                                                   85,438
   Custodian fees                                                           39,631
   Audit fees                                                               30,104
   Legal fees                                                               12,704
   Insurance expense                                                         9,181
   Commitment fees (Note 4)                                                  8,904
   Transfer agent fees                                                       6,055
   Trustees' fees                                                            1,177
   Miscellaneous expense                                                     6,123
                                                                        ----------
     Total expenses                                                      3,764,616
                                                                        ----------
       Net investment loss                                              (3,029,915)
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                   22,730,480
   Net change in unrealized appreciation (depreciation)
        from investments                                               (29,090,284)
                                                                        ----------
   Net realized and unrealized loss from investments                    (6,359,804)
                                                                        ----------
   Net decrease in net assets resulting from operations                $(9,389,719)
                                                                        ==========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS
                                                                         ENDED          FOR THE YEAR
                                                                    JUNE 30, 2005          ENDED
                                                                     (UNAUDITED)       DECEMBER 31, 2004
                                                                    -------------     -------------------

FROM OPERATIONS
  Net investment loss                                                  $ (3,029,915)   $ (7,172,470)
  Net realized gain on investments                                       22,730,480      82,152,502
  Net change in unrealized appreciation (depreciation)
        from investments                                                (29,090,284)       (967,702)
                                                                       ------------    ------------
   Net increase (decrease) in net assets resulting from operations       (9,389,719)     74,012,330
                                                                       ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                            9,321,706      74,556,645
  Net asset value of shares redeemed                                   (110,562,749)   (156,812,085)
                                                                       ------------    ------------
   Net decrease in net assets from capital share transactions          (101,241,043)    (82,255,440)
                                                                       ------------    ------------
  Net decrease in net assets                                           (110,630,762)     (8,243,110)
NET ASSETS
  Beginning of period                                                   767,104,085     775,347,195
                                                                       ------------    ------------
  End of period                                                        $656,473,323    $767,104,085
                                                                       ============    ============
  Accumulated net investment loss                                      $ (3,029,915)   $         --
                                                                       ============    ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                            FOR THE SIX MONTHS
                                                  ENDED                    FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    ------------------------------------------------------
                                                (UNAUDITED)        2004       2003      2002        2001       20001
                                             --------------    ---------    -------    -------    -------     -------
PER SHARE DATA
  Net asset value, beginning of period          $ 15.30         $ 13.80    $  9.29    $ 14.01    $ 16.68    $    26.20
                                                -------         -------    -------    -------    -------    ----------
INVESTMENT OPERATIONS
  Net investment loss                             (0.07)          (0.14)     (0.10)     (0.11)     (0.10)        (0.15)
  Net gain (loss) on investments
    (both realized and unrealized)                (0.03)           1.64       4.61      (4.61)     (2.57)        (4.60)
                                                -------         -------    -------    -------    -------    ----------
      Total from investment operations            (0.10)           1.50       4.51      (4.72)     (2.67)        (4.75)
                                                -------         -------    -------    -------    -------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains              --              --         --         --         --         (4.77)
                                                -------         -------    -------    -------    -------    ----------
NET ASSET VALUE, END OF PERIOD                  $ 15.20         $ 15.30    $ 13.80    $  9.29    $ 14.01    $    16.68
                                                =======         =======    =======    =======    =======    ==========
      Total return2                               (0.65)%         10.87%     48.55%    (33.69)%   (16.01)%      (18.11)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $656,473        $767,104   $775,347   $501,613   $864,819    $1,101,182
    Ratio of expenses to average net assets        1.12%          31.10%      1.12%      1.14%      1.12%         1.13%
    Ratio of net investment loss
      to average net assets                       (0.90)%3        (0.92)%    (0.97)%    (0.94)%    (0.73)%       (0.57)%
  Portfolio turnover rate                            37%             99%        76%        69%        91%           85%

--------------------------------------------------------------------------------

1 Certain distribution amounts have been reclassified to conform to the current year presentation.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3    Annualized.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTES 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTES 2. SIGNIFICANT ACCOUNTING POLICIES

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTES 2. SIGNIFICANT ACCOUNTING POLICIES

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $2,463,026, of which $2,184,578 was rebated to borrowers (brokers). The Portfolio retained $195,607 from the cash collateral investment, and SSB, as lending agent, was paid $82,841. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   H) OTHER -- The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the average daily net assets of the Portfolio. For the six months ended June 30, 2005, investment advisory fees earned were $3,016,967.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $335,218.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $213,114.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $7,065 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005 and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $242,866,360 and $365,893,427, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 5. PURCHASES AND SALES OF SECURITIES

investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $755,652,278, $113,875,092, ($30,549,280) and $83,325,812, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                          JUNE 30, 2005 (UNAUDITED)       DECEMBER 31, 2004
-----------------------------------------------------------------------------
Shares sold                        634,894                  5,103,557
Shares redeemed                 (7,596,137)               (11,169,224)
                               -----------                 ----------
Net decrease                    (6,961,243)                (6,065,667)
                               ===========                 ==========


   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                          NUMBER OF             APPROXIMATE PERCENTAGE

                        SHAREHOLDERS             OF OUTSTANDING SHARES
----------------------------------------------------------------------
                              3                           87%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST --- SMALL CAP GROWTH PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us





CREDIT SUISSE
ASSET MANAGEMENT



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRSCG-SAR-0605

CREDIT SUISSE
ASSET MANAGEMENT
[logo]

CREDIT SUISSE FUNDS
Semiannual Report

June 30, 2005
(unaudited)



CREDIT SUISSE TRUST
o SMALL CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by
Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)
                                                                   July 22, 2005
--------------------------------------------------------------------------------

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust--Small Cap Value Portfolio1 (the "Portfolio") had a gain of 3.46%, versus a decline of 1.25% for the Russell 2000(R) Index2 and an increase of 0.90% for the Russell 2000(R) Value Index.3

THE MARKET: FIGHTING HEADWINDS

   The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust and the stimulus of housing-related demand offset at least some of the burden caused by higher energy prices.

   In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Large capitalization stocks outperformed small-cap stocks, reversing a trend in which small caps had outperformed for several years.

STRATEGIC REVIEW: PRODUCER DURABLES, ENERGY HOLDINGS DRIVE OUTPERFORMANCE

   The Portfolio's gain and outperformance were driven by several factors, not the least of which was stock selection in the producer durables sector. Good performers here included Flowserve (1.0% of the Portfolio as of June 30, 2005), a manufacturer of industrial equipment used in petroleum refining. The Portfolio's energy stocks also performed well, and our overweighting in that sector was an additional factor in the Portfolio's outperforming its benchmarks. The Portfolio's underweighting in the struggling technology sector also proved beneficial to relative performance, while its underweighting in the utilities sector hindered relative return.

   With regard to noteworthy portfolio activity, our purchases during the period included 4Kids Entertainment (1.2% of the Portfolio as of June 30, 2005), which we deemed attractive based on its valuation, balance sheet and potential for earnings improvements. Two other consumer names we added were Jacuzzi

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


Brands (0.8% of the Portfolio as of June 30, 2005), a turnaround story with potential margin improvement, and Landry's Restaurants (1.0% of the Portfolio as of June 30, 2005), a chain that was trading at a large discount relative to its peer group. We believe a recent acquisition could be accretive to next year's earnings. In the financial services sector, we purchased Partners Trust (0.8% of the Portfolio as of June 30, 2005), a bank selling at a discount to its peers that is located in the consolidating New York state market. Noteworthy sales included eSpeed, an online trading company whose fundamentals became less attractive to us.

   Going forward, we will continue to seek to identify undervalued stocks of small US companies. Using proprietary bottom-up equity research, we look for stocks that are deeply discounted relative to our view of their upside potential, with an emphasis on companies we believe stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe
T. Ryan Harkins

   Investments in small companies may be more volatile and less liquid than investments in larger companies.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005(1)
                   ---------------------------------------------
                                       SINCE           INCEPTION
                     1 YEAR          INCEPTION           DATE
                     ------          ---------         ---------
                     14.98%           11.93%           11/30/01

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3 The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES


   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005


ACTUAL PORTFOLIO RETURN
Beginning Account Value 1/1/05                          $1,000.00
Ending Account Value 6/30/05                            $1,034.60
Expenses Paid per $1,000*                                $   6.51

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05                          $1,000.00
Ending Account Value 6/30/05                            $1,018.40
Expenses Paid per $1,000*                                $   6.46

ANNUALIZED EXPENSE RATIOS*                                   1.29%
--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*


[Bar chart]
Financial Services              19.9%
Consumer Discretionary          18.3%
Materials & Processing          15.9%
Producer Durables               10.9%
Other Energy                     7.9%
Autos & Transportation           7.5%
Utilities                        4.8%
Health Care                      4.3%
Industrials                      3.0%
Short-Term Investments           2.9%
Technology                       2.6%
Consumer Staples                 1.8%
Integrated Oils                  0.2%



--------------------------------------------------------------------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS (97.1%)
AEROSPACE & DEFENSE (0.6%)
   DRS Technologies, Inc.                                         3,870   $  198,454
                                                                         -----------

AUTO COMPONENTS (4.1%)
   Accuride Corp.*                                               56,300      598,469
   Modine Manufacturing Co.                                       7,370      239,967
   Visteon Corp.*ss.                                             77,500      467,325
                                                                         -----------
                                                                           1,305,761
                                                                         -----------

BANKS (11.4%)
   Alabama National Bancorp.ss.                                   6,000      392,220
   First Niagara Financial Group, Inc.                           23,500      342,630
   FirstFed Financial Corp.*                                     11,460      683,131
   Independent Bank Corp.                                        10,990      310,028
   NewAlliance Bancshares, Inc.                                  27,600      387,780
   Partners Trust Financial Group, Inc.ss.                       28,300      302,244
   Prosperity Bancshares, Inc.                                   16,000      457,760
   Susquehanna Bancshares, Inc.                                  12,670      311,555
   Webster Financial Corp.                                        8,650      403,868
                                                                         -----------
                                                                           3,591,216
                                                                         -----------

BUILDING PRODUCTS (1.7%)
   Griffon Corp.*                                                11,400      253,080
   Jacuzzi Brands, Inc.*ss.                                      27,800      298,294
                                                                         -----------
                                                                             551,374
                                                                         -----------

CHEMICALS (3.0%)
   Crompton Corp.                                                39,000      551,850
   H.B. Fuller Co.                                               11,870      404,292
                                                                         -----------
                                                                             956,142
                                                                         -----------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
   Banta Corp.                                                   13,580      615,989
   Viad Corp.                                                    13,800      391,092
   Watson Wyatt & Company Holdings                               14,030      359,589
                                                                         -----------
                                                                           1,366,670
                                                                         -----------

CONSTRUCTION & ENGINEERING (1.6%)
   EMCOR Group, Inc.*                                            10,050      491,445
                                                                         -----------

CONSTRUCTION MATERIALS (1.2%)
   Eagle Materials, Inc.ss.                                       4,200      388,878
                                                                         -----------

CONTAINERS & PACKAGING (3.2%)
   AptarGroup, Inc.                                              12,480      633,984
   Crown Holdings, Inc.*                                         27,400      389,902
                                                                         -----------
                                                                           1,023,886
                                                                         -----------

DISTRIBUTION & WHOLESALE (1.5%)
   Spectrum Brands, Inc.*ss.                                     14,100      465,300
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
DIVERSIFIED FINANCIALS (3.4%)
   Apollo Investment Corp.                                       20,200   $  372,286
   Assured Guaranty, Ltd.                                        15,500      362,080
   National Financial Partners Corp.                              8,400      328,776
                                                                         -----------
                                                                           1,063,142
                                                                         -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
   Iowa Telecommunications Services, Inc.ss.                     17,100      320,625
                                                                         -----------

ELECTRIC UTILITIES (1.9%)
   Empire District Electric Co.                                  12,400      297,104
   OGE Energy Corp.                                              10,110      292,584
                                                                         -----------
                                                                             589,688
                                                                         -----------

ELECTRICAL EQUIPMENT (2.9%)
   AMETEK, Inc.                                                  10,420      436,077
   Brady Corp.                                                   14,940      463,140
                                                                         -----------
                                                                             899,217
                                                                         -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
   Electro Scientific Industries, Inc.*                          12,220      218,494
   Rogers Corp.*ss.                                               5,970      242,083
   Roper Industries, Inc.                                         2,890      206,259
   Varian, Inc.*                                                 10,530      397,929
   Woodhead Industries, Inc.                                     13,210      166,578
                                                                         -----------
                                                                           1,231,343
                                                                         -----------

ENERGY EQUIPMENT & SERVICES (0.7%)
   Oceaneering International, Inc.*ss.                            5,870      226,876
                                                                         -----------

FOOD & DRUG RETAILING (1.7%)
   Ruddick Corp.                                                 21,580      550,937
                                                                         -----------

GAS UTILITIES (1.9%)
   National Fuel Gas Co.                                          8,030      232,147
   WGL Holdings, Inc.                                            10,860      365,331
                                                                         -----------
                                                                             597,478
                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES (3.2%)
   Arrow International, Inc.                                     22,100      704,990
   Invacare Corp.ss.                                              6,560      291,002
                                                                         -----------
                                                                             995,992
                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES (2.5%)
   LifePoint Hospitals, Inc.*ss.                                  7,400      373,848
   Service Corp. International                                   51,800      415,436
                                                                         -----------
                                                                             789,284
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (2.9%)
   Carmike Cinemas, Inc.ss.                                       8,400   $  257,712
   Landry's Restaurants, Inc.ss.                                 11,800      355,062
   Marcus Corp.ss.                                               14,560      308,963
                                                                         -----------
                                                                             921,737
                                                                         -----------

HOUSEHOLD PRODUCTS (0.6%)
   Prestige Brands Holdings, Inc.*                                9,300      181,350
                                                                         -----------

INDUSTRIAL CONGLOMERATES (3.0%)
   Carlisle Companies, Inc.                                       7,260      498,254
   Teleflex, Inc.                                                 7,500      445,275
                                                                         -----------
                                                                             943,529
                                                                         -----------

INSURANCE (4.1%)
   Allmerica Financial Corp.*                                    10,900      404,281
   Platinum Underwriters Holdings, Ltd.                          17,500      556,850
   ProAssurance Corp.*                                            8,000      334,080
                                                                         -----------
                                                                           1,295,211
                                                                         -----------

IT CONSULTING & SERVICES (0.7%)
   Keane, Inc.*ss.                                               17,140      234,818
                                                                         -----------

MACHINERY (7.8%)
   Albany International Corp. Class A                             9,000      288,990
   Briggs & Stratton Corp.                                       13,600      470,832
   ESCO Technologies, Inc.*                                       4,630      466,704
   Flowserve Corp.*                                              12,120      366,751
   NACCO Industries, Inc. Class A                                 1,600      171,552
   Robbins & Myers, Inc.ss.                                       6,490      139,600
   The Manitowoc Company, Inc.                                   13,350      547,617
                                                                         -----------
                                                                           2,452,046
                                                                         -----------

MEDIA (4.3%)
   4Kids Entertainment, Inc.*ss.                                 22,200      441,336
   Harte-Hanks, Inc.                                             17,240      512,545
   Source Interlink Companies, Inc.*ss.                          32,200      398,314
                                                                         -----------
                                                                           1,352,195
                                                                         -----------

METALS & MINING (1.3%)
   Foundation Coal Holdings, Inc.ss.                              3,900      101,166
   Quanex Corp.                                                   6,100      323,361
                                                                         -----------
                                                                             424,527
                                                                         -----------

OIL & GAS (7.1%)
   Comstock Resources, Inc.*                                     14,800      374,292
   Denbury Resources, Inc.*                                      17,500      695,975
   Forest Oil Corp.*                                              9,300      390,600
   KCS Energy, Inc.*ss.                                           4,200       72,954
   Range Resources Corp.                                         14,500      390,050
   W&T Offshore, Inc.                                            12,500      300,875
                                                                         -----------
                                                                           2,224,746
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
REAL ESTATE (1.1%)
   Eagle Hospitality Properties Trust, Inc.                      36,300   $  330,693
                                                                         -----------

ROAD & RAIL (3.4%)
   Laidlaw International, Inc.*                                  24,100      580,810
   Werner Enterprises, Inc.                                      24,266      476,584
                                                                         -----------
                                                                           1,057,394
                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
   Axcelis Technologies, Inc.*                                   11,500       78,890
   Credence Systems Corp.*ss.                                    20,200      182,810
                                                                         -----------
                                                                             261,700
                                                                         -----------

SPECIALTY RETAIL (3.2%)
   CSK Auto Corp.*                                               13,600      226,848
   Hughes Supply, Inc.                                           10,400      292,240
   Sports Authority, Inc.*ss.                                    15,500      492,900
                                                                         -----------
                                                                           1,011,988
                                                                         -----------

TEXTILES & APPAREL (1.1%)
   Warnaco Group, Inc.*                                          14,600      339,450
                                                                         -----------

TOTAL COMMON STOCKS (Cost $24,694,518)                                    30,635,092
                                                                         -----------

SHORT-TERM INVESTMENTS (20.9%)
   State Street Navigator Prime Fundss.ss.                    5,502,938    5,502,938

                                                                   PAR
                                                                  (000)
                                                               ----------
   State Street Bank and Trust Co. Euro Time Deposit,
        2.100%, 7/01/05                                          $1,084    1,084,000
                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,586,938)                             6,586,938
                                                                         -----------


TOTAL INVESTMENTS AT VALUE (118.0%) (Cost $31,281,456)                    37,222,030
                                                                         -----------

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.0%)                            (5,668,889)
                                                                         ------------

NET ASSETS (100.0%)                                                      $31,553,141
                                                                         ===========

--------------------------------------------------------------------------------
*      Non-income producing security.
ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $5,502,938 (Cost $31,281,456) (Note 2)            $ 37,222,030(1)
   Cash                                                                      7,141
   Receivable for investments sold                                         179,728
   Dividend and interest receivable                                         29,608
   Receivable for portfolio shares sold                                     12,444
   Prepaid expenses and other assets                                         1,413
                                                                    --------------
      Total Assets                                                      37,452,364
                                                                    --------------

LIABILITIES

   Advisory fee payable (Note 3)                                            21,838
   Administrative services fee payable (Note 3)                              3,345
   Payable upon return of securities loaned (Note 2)                     5,502,938
   Payable for investments purchased                                       346,977
   Other accrued expenses payable                                           24,125
                                                                    --------------
      Total Liabilities                                                  5,899,223
                                                                    --------------

NET ASSETS

   Capital stock, $0.001 par value (Note 6)                                  2,108
   Paid-in capital (Note 6)                                             24,348,593
   Undistributed net investment income                                      13,333
   Accumulated net realized gain on investments                          1,248,533
   Net unrealized appreciation from investments                          5,940,574
                                                                    --------------
      Net Assets                                                   $    31,553,141
                                                                    ==============

   Shares outstanding                                                    2,107,995
                                                                    --------------
   Net asset value, offering price, and redemption price per share          $14.97
                                                                           =======

--------------------------------------------------------------------------------
1 Including $5,368,043 of securities on loan.





                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
  Dividends                                                              $ 186,050
  Interest                                                                   7,096
  Securities lending                                                         1,296
                                                                        ----------
   Total investment income                                                 194,442
                                                                        ----------
EXPENSES

  Investment advisory fees (Note 3)                                        125,725
  Administrative services fees (Note 3)                                     30,306
  Legal fees                                                                14,251
  Audit fees                                                                 8,623
  Insurance expense                                                          4,772
  Printing fees (Note 3)                                                     5,166
  Custodian fees                                                             4,421
  Trustees' fees                                                             1,176
  Transfer agent fees                                                          355
  Commitment fees (Note 4)                                                     221
  Miscellaneous expense                                                      3,756
                                                                        ----------
   Total expenses                                                          198,772
  Less: fees waived (Note 3)                                               (13,426)
                                                                        ----------
   Net expenses                                                            185,346
                                                                        ----------
     Net investment income                                                   9,096
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  Net realized gain from investments                                       282,071
  Net change in unrealized appreciation (depreciation) from investments    589,882
                                                                        ----------
  Net realized and unrealized gain from investments                        871,953
                                                                        ----------
  Net increase in net assets resulting from operations                   $ 881,049
                                                                        ==========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         FOR THE SIX MONTHS
                                                              ENDED           FOR THE YEAR
                                                          JUNE 30, 2005          ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2004

FROM OPERATIONS
  Net investment gain (loss)                              $       9,096          $    (21,014)
  Net realized gain from investments                            282,071             1,080,063
  Net change in unrealized appreciation (depreciation)
        from investments                                        589,882             2,676,028
                                                          -------------          ------------
   Net increase in net assets resulting from operations         881,049             3,735,077
                                                          -------------          ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                5,498,852             8,405,200
  Net asset value of shares redeemed                         (1,455,197)           (4,008,700)
                                                          -------------          ------------
   Net increase in net assets from capital
        share transactions                                    4,043,655             4,396,500
                                                          -------------          ------------
  Net increase in net assets                                  4,924,704             8,131,577
NET ASSETS

  Beginning of period                                        26,628,437            18,496,860
                                                          -------------          ------------
  End of period                                           $  31,553,141          $ 26,628,437
                                                          =============          ============

  Undistributed net investment income                     $      13,333          $      4,237
                                                          =============          ============



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                      FOR THE SIX MONTHS
                                            ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2005    -------------------------------------------
                                          (UNAUDITED)      2004       2003        2002       2001(1)
                                        -------------   --------     --------   --------    --------
PER SHARE DATA
  Net asset value, beginning of period     $ 14.47      $  12.02     $   9.64   $  10.60    $  10.00
                                           -------      --------     --------   --------    --------

INVESTMENT OPERATIONS
  Net investment income (loss)                0.002        (0.01)       (0.01)     0.01         0.002
  Net gain (loss) on investments
    (both realized and unrealized)            0.50          2.46         2.40     (0.97)        0.60
                                           -------      --------     --------   --------    --------
    Total from investment operations          0.50          2.45         2.39      (0.96)       0.60
                                           -------      --------     --------   --------    --------

LESS DIVIDENDS

  Dividends from net investment income          --            --        (0.01)     (0.00)2        --
                                           -------      --------     --------   --------    --------
NET ASSET VALUE, END OF PERIOD             $ 14.97      $  14.47     $  12.02   $   9.64    $  10.60
                                           -------      --------     --------   --------    --------
      Total return3                           3.46%        20.38%       24.76%     (9.06)%      6.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted) $31,553     $ 26,628     $ 18,497    $  9,184   $  3,430
    Ratio of expenses to average net assets   1.29%4       1.29%        1.29%       1.29%      1.29%4
    Ratio of net investment income (loss)
      to average net assets                   0.06%4     (0.12)%      (0.02)%       0.11%      0.03%4
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                  0.09%4       0.31%        0.38%       0.84%      7.44%4
  Portfolio turnover rate                       21%          45%          28%         14%         1%

--------------------------------------------------------------------------------

1 For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2    This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4    Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $38,079, of which $36,231 was rebated to borrowers (brokers). The Portfolio retained $1,296 from the cash collateral investment, and SSB, as lending agent, was paid $552. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee, computed daily and payable monthly, from the Portfolio based on the following fee schedule:

             AVERAGE DAILY NET ASSETS                   ANNUAL RATE
--------------------------------------------------------------------------------
                First $100 million           0.875% of average daily net assets
                 Next $100 million           0.750% of average daily net assets
                 Over $200 million           0.500% of average daily net assets

     For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $125,725 and $13,426, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $14,369.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $15,937.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $3,097 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005 and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $9,415,933 and $5,764,329, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $31,281,456, $6,136,607, $(196,033) and $5,940,574, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

          FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
         JUNE 30, 2005 (UNAUDITED)                    DECEMBER 31, 2004
-----------------------------------------------------------------------
Shares sold        366,386                                 621,805
Shares redeemed    (98,660)                               (320,767)
                   -------                                 -------
Net increase       267,726                                 301,038
                   =======                                 =======


   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                 NUMBER OF                         APPROXIMATE PERCENTAGE
                SHAREHOLDERS                        OF OUTSTANDING SHARES
-------------------------------------------------------------------------
                      1                                     100%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us




CREDIT SUISSE
ASSET MANAGEMENT
[logo]




CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRSCV-SAR-0605

CREDIT SUISSE
ASSET MANAGEMENT
[logo]



CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2005
(unaudited)



CREDIT SUISSE TRUST
o LARGE CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)

--------------------------------------------------------------------------------
                                                                   July 22, 2005

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust - Large Cap Value Portfolio1 (the "Portfolio") had a gain of 2.84%, versus an increase of 1.76% for the Russell 1000(R) Value Index.2

THE MARKET: FIGHTING HEADWINDS

   The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust, and the stimulus of housing related demand offset at least some of the burden caused by higher energy prices.

   In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Large capitalization stocks outperformed small-cap stocks, reversing a trend in which small caps had outperformed for several years.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

   The Portfolio's gain and outperformance in the period were driven in part by good stock selection in the consumer discretionary sector. The Portfolio's retail holdings had especially good showings, led by Best Buy (1.9% of the Portfolio as of June 30, 2005). The Portfolio's performance was also helped by stock selection in the energy area and by its overweighting in energy-related companies as a group. In the auto and transportation sector, the Portfolio's exposure was limited to Burlington Northern (0.9% of the Portfolio as of June 30, 2005), which had a slight gain amid high demand for its railroad shipping services. This aided relative performance, as this sector overall had a significant decline, hampered by concerns over energy input costs. On the negative side, the Portfolio's materials stocks underperformed. One laggard here was MeadWestvaco, a position we sold in the period based on our concerns over its operations.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted relative to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe
Adam Scheiner

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)

                       AVERAGE ANNUAL RETURNS AS OF JUNE 30, 20051
                       -------------------------------------------

                                                   SINCE           INCEPTION
               1 YEAR            5 YEARS         INCEPTION           DATE
               ------            -------         ---------         ---------
               11.46%             4.43%            5.43%           10/31/97

   Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                     FOR THE SIX MONTH PERIOD JUNE 30, 2005
--------------------------------------------------------------------------------


ACTUAL PORTFOLIO RETURN
Beginning Account Value 1/1/05                     $1,000.00
Ending Account Value 6/30/05                       $1,028.40
Expenses Paid per $1,000*                          $    5.03

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05                     $1,000.00
Ending Account Value 6/30/05                       $1,019.84
Expenses Paid per $1,000*                          $    5.01

ANNUALIZED EXPENSE RATIOS*                             1.00%




* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


SECTOR BREAKDOWN*


[Bar Chart]
Financial Services              32.3%
Integrated Oils                  9.3%
Other                            9.2%
Consumer Staples                 7.5%
Consumer Discretionary           6.8%
Other Energy                     6.5%
Health Care                      6.5%
Producer Durables                5.5%
Utilities                        5.2%
Materials & Processing           4.7%
Technology                       4.2%
Short-Term Investments           1.5%
Autos & Transportation           0.8%




--------------------------------------------------------------------------------
 * Expressed as a percentage of total investments.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (4.4%)
   L-3 Communications Holdings, Inc.                              7,700   $  589,666
   Lockheed Martin Corp.                                          8,100      525,447
   United Technologies Corp.                                     24,000    1,232,400
                                                                         -----------
                                                                           2,347,513
                                                                         -----------

AUTO COMPONENTS (1.0%)
   Johnson Controls, Inc.                                         9,400      529,502
                                                                         -----------

BANKS (15.4%)
   Bank of America Corp.                                         38,900    1,774,229
   Hudson City Bancorp, Inc.                                     70,866      808,576
   Mellon Financial Corp.                                        32,000      918,080
   North Fork Bancorporation, Inc.                               39,100    1,098,319
   U.S. Bancorp                                                  17,700      516,840
   Wachovia Corp.                                                27,100    1,344,160
   Wells Fargo & Co.                                             27,500    1,693,450
                                                                         -----------
                                                                           8,153,654
                                                                         -----------

BEVERAGES (1.0%)
   Coca-Cola Enterprises, Inc.                                   25,100      552,451
                                                                         -----------

BUILDING PRODUCTS (1.0%)
   American Standard Companies, Inc.                             12,800      536,576
                                                                         -----------

CHEMICALS (3.2%)
   Du Pont (E. I.) de Nemours & Co.                              25,700    1,105,357
   PPG Industries, Inc.                                           9,700      608,772
                                                                         -----------
                                                                           1,714,129
                                                                         -----------

COMPUTERS & PERIPHERALS (0.9%)
   International Business Machines Corp.                          6,400      474,880
                                                                         -----------

CONTAINERS & PACKAGING (0.4%)
   Smurfit-Stone Container Corp.*                                20,900      212,553
                                                                         -----------

DIVERSIFIED FINANCIALS (8.9%)
   Capital One Financial Corp.                                   12,200      976,122
   Citigroup, Inc.                                               33,900    1,567,197
   Fannie Mae                                                    18,400    1,074,560
   Freddie Mac                                                    8,200      534,886
   Lehman Brothers Holdings, Inc.                                 5,800      575,824
                                                                         -----------
                                                                           4,728,589
                                                                         -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
   ALLTEL Corp.                                                   8,300      516,924
   Sprint Corp.                                                  23,600      592,124
   Telus Corp.                                                   30,200    1,027,102
                                                                         -----------
                                                                           2,136,150
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
ELECTRIC UTILITIES (1.2%)
   Progress Energy, Inc.                                         13,700   $  619,788
                                                                         -----------

ELECTRICAL EQUIPMENT (0.9%)
   Emerson Electric Co.                                           7,600      475,988
                                                                         -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
   Diebold, Inc.                                                 14,500      654,095
                                                                         -----------

ENERGY EQUIPMENT & SERVICES (1.9%)
   Weatherford International, Ltd.*                              17,000      985,660
                                                                         -----------

FOOD PRODUCTS (1.4%)
   General Mills, Inc.                                           15,600      729,924
                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES (2.4%)
   Aetna, Inc.                                                   15,500    1,283,710
                                                                         -----------

HOTELS, RESTAURANTS & LEISURE (1.1%)
   McDonald's Corp.                                              20,300      563,325
                                                                         -----------

HOUSEHOLD PRODUCTS (3.1%)
   Procter & Gamble Co.                                          30,700    1,619,425
                                                                         -----------

INDUSTRIAL CONGLOMERATES (5.7%)
   General Electric Co.                                          31,300    1,084,545
   Textron, Inc.                                                  9,300      705,405
   Tyco International, Ltd.                                      43,000    1,255,600
                                                                         -----------
                                                                           3,045,550
                                                                         -----------

INSURANCE (8.0%)
   Allstate Corp.                                                15,700      938,075
   AMBAC Financial Group, Inc.                                    7,700      537,152
   Hartford Financial Services Group, Inc.                       24,600    1,839,588
   St. Paul Travelers Companies, Inc.                            23,000      909,190
                                                                         -----------
                                                                           4,224,005
                                                                         -----------

MACHINERY (2.5%)
   Eaton Corp.                                                    8,900      533,110
   ITT Industries, Inc.                                           7,900      771,277
                                                                         -----------
                                                                           1,304,387
                                                                         -----------

MEDIA (0.9%)
   Viacom, Inc. Class B                                          14,900      477,098
                                                                         -----------

MULTILINE RETAIL (1.4%)
   Federated Department Stores, Inc.                              9,900      725,472
                                                                         -----------

OFFICE ELECTRONICS (1.0%)
   Zebra Technologies Corp. Class A                              12,500      547,375
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
OIL & GAS (13.9%)
   Apache Corp.                                                  12,500   $  807,500
   Burlington Resources, Inc.                                    15,100      834,124
   ConocoPhillips                                                41,604    2,391,814
   Denbury Resources, Inc.*                                      11,600      461,332
   Exxon Mobil Corp.                                             31,800    1,827,546
   Murphy Oil Corp.                                              13,200      689,436
   Pioneer Natural Resources Co.                                  7,900      332,432
                                                                         -----------
                                                                           7,344,184
                                                                         -----------

PHARMACEUTICALS (4.1%)
   Johnson & Johnson                                             16,800    1,092,000
   Pfizer, Inc.                                                  18,900      521,262
   Schering-Plough Corp.                                         29,500      562,270
                                                                         -----------
                                                                           2,175,532
                                                                         -----------

ROAD & RAIL (0.9%)
   Burlington Northern Santa Fe Corp.                             9,900      466,092
                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
   Intel Corp.                                                   22,900      596,774
                                                                         -----------

SPECIALTY RETAIL (3.4%)
   Best Buy Co., Inc.                                            14,900    1,021,395
   Office Depot, Inc.*                                           35,300      806,252
                                                                         -----------
                                                                           1,827,647
                                                                         -----------

TOBACCO (2.1%)
   Altria Group, Inc.                                            16,800    1,086,288
                                                                         -----------

TOTAL COMMON STOCKS (Cost  $44,083,784)                                   52,138,316
                                                                         -----------

                                                                   PAR
                                                                  (000)
                                                               ----------

SHORT-TERM INVESTMENT (1.5%)
   State Street Bank and Trust Co. Euro Time Deposit,
       2.100%, 7/01/05
      (Cost  $782,000)                                          $   782      782,000
                                                                         -----------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost  $44,865,784)                    52,920,316


OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                  46,721
                                                                         -----------

NET ASSETS (100.0%)                                                      $52,967,037
                                                                         ===========

--------------------------------------------------------------------------------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $44,865,784) (Note 2)                    $52,920,316
   Cash                                                                        734
   Dividend and interest receivable                                         62,445
   Receivable for portfolio shares sold                                     39,136
   Prepaid expenses and other assets                                         2,661
                                                                       -----------
      Total Assets                                                      53,025,292
                                                                       -----------

LIABILITIES

   Advisory fee payable (Note 3)                                            29,174
   Administrative services fee payable (Note 3)                              6,353
   Other accrued expenses payable                                           22,728
                                                                       -----------
      Total Liabilities                                                     58,255
                                                                       -----------

NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  3,845
   Paid-in capital (Note 6)                                             47,582,258
   Undistributed net investment income                                     732,553
   Accumulated net realized loss from investments and foreign
        currency transactions                                           (3,406,221)
   Net unrealized appreciation from investments and foreign
        currency translations                                            8,054,602
                                                                       -----------
      Net Assets                                                       $52,967,037
                                                                       ===========

   Shares outstanding                                                    3,845,138
                                                                       -----------
   Net asset value, offering price, and redemption price per share          $13.78
                                                                           =======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                              $492,652
   Interest                                                                 11,417
   Securities lending                                                        2,399
   Foreign taxes withheld                                                   (1,213)
                                                                       -----------
     Total investment income                                               505,255
                                                                       -----------
EXPENSES

   Investment advisory fees (Note 3)                                       184,588
   Administrative services fees (Note 3)                                    46,097
   Legal fees                                                               11,770
   Audit fees                                                                9,335
   Printing fees (Note 3)                                                    6,411
   Custodian fees                                                            5,368
   Insurance expense                                                         2,575
   Trustees' fees                                                            1,176
   Transfer agent fees                                                       1,076
   Commitment fees (Note 4)                                                    512
   Miscellaneous expense                                                     3,877
                                                                       -----------
     Total expenses                                                        272,785
   Less: fees waived  (Note 3)                                             (26,668)
                                                                       -----------
     Net expenses                                                          246,117
                                                                       -----------
       Net investment income                                               259,138
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                      849,744
   Net realized loss on foreign currency transactions                           (4)
   Net change in unrealized appreciation (depreciation)                     13,493
        from investments
   Net change in unrealized appreciation (depreciation)                        (18)
        from foreign currency translations
                                                                       -----------
   Net realized and unrealized gain from investments                       863,215
                                                                       -----------
   Net increase in net assets resulting from operations                $ 1,122,353
                                                                       ===========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       FOR THE SIX MONTHS
                                                              ENDED         FOR THE YEAR
                                                          JUNE 30, 2005         ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2004
                                                          ------------     -----------------
FROM OPERATIONS
  Net investment income                                    $   259,138          $  473,415
  Net realized gain (loss) on investments and foreign
        currency transactions                                  849,740            (308,313)
  Net change in unrealized appreciation (depreciation)
        from investments and foreign currency translations      13,475           4,193,073
                                                           -----------         -----------
   Net increase in net assets resulting from operations      1,122,353           4,358,175
                                                           -----------         -----------
FROM DIVIDENDS
  Dividends from net investment income                              --            (221,475)
                                                           -----------         -----------
   Net decrease in net assets resulting from dividends              --            (221,475)
                                                           -----------         -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               9,548,365          19,361,895
  Reinvestment of dividends                                         --             221,484
  Net asset value of shares redeemed                        (2,556,466)         (8,403,195)
                                                           -----------         -----------
   Net increase in net assets from capital
        share transactions                                   6,991,899          11,180,184
                                                           -----------         -----------
  Net increase in net assets                                 8,114,252          15,316,884
NET ASSETS
  Beginning of period                                       44,852,785          29,535,901
                                                           -----------         -----------
  End of period                                            $52,967,037         $44,852,785
                                                           ===========         ===========
  Undistributed net investment income                      $   732,553         $   473,415
                                                           ===========         ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                      FOR THE SIX MONTHS
                                            ENDED              FOR THE YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2005   --------------------------------------------
                                         (UNAUDITED)      2004     2003     2002     2001     2000
                                       ------------     -------  -------  -------  -------  -------
PER SHARE DATA
  Net asset value, beginning of period      $ 13.40     $ 12.10  $  9.74  $ 12.81  $ 12.69  $ 11.89
                                            -------     -------  -------  -------  -------  -------
INVESTMENT OPERATIONS
  Net investment income                        0.05        0.12     0.09     0.09     0.11     0.14
  Net gain (loss) on investments
    (both realized and unrealized)             0.33        1.25     2.35    (3.05)    0.01     0.92
                                            -------     -------  -------  -------  -------  -------
      Total from investment operations         0.38        1.37     2.44    (2.96)    0.12     1.06
                                            -------     -------  -------  -------  -------  -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income           --       (0.07)   (0.08)   (0.11)      --    (0.14)
  Distributions from net realized gains          --          --       --       --       --    (0.12)
                                            -------     -------  -------  -------  -------  -------
      Total dividends and distributions          --       (0.07)   (0.08)   (0.11)      --    (0.26)
                                            -------     -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD              $ 13.78     $ 13.40  $ 12.10  $  9.74  $ 12.81  $ 12.69
                                            =======     =======  =======  =======  =======  =======
      Total return1                            2.84%      11.34%   25.16%  (23.09)%   0.95%    8.91%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)  $52,967     $44,853  $29,536  $21,486  $30,280  $24,034
    Ratio of expenses to average net assets    1.00%      21.00%    1.00%    1.00%    1.00%    1.02%
    Ratio of net investment income
      to average net assets                    1.05%2      1.15%    0.97%    0.68%    0.90%    1.11%
    Decrease reflected in above operating
      expense ratios due to waivers            0.11%2      0.14%    0.25%    0.35%    0.24%    0.27%
  Portfolio turnover rate                        26%         53%      86%      43%      46%      77%

--------------------------------------------------------------------------------

1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2    Annualized.





                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2005.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six month ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with security lending arrangements was $7,618, of which $4,191 was rebated to borrowers (brokers). The Portfolio retained $2,399 from the cash collateral investment, and SSB, as lending agent, was paid $1,028. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.75% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived were $184,588 and $26,668 respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $24,612.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $21,485.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $3,744 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

   June 30, 2005 and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $21,238,008 and $12,446,738, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $44,865,784, $8,678,921, ($624,389) and $8,054,532, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                  JUNE 30, 2005 (UNAUDITED)    DECEMBER 31, 2004
                                  -------------------------   ------------------
Shares sold                                687,648                  1,554,282
Shares issued in reinvestment of dividends      --                     17,977
Shares redeemed                           (189,376)                  (666,506)
                                       -----------                 ----------
Net increase                               498,272                    905,753
                                       ===========                 ==========


   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                          NUMBER OF             APPROXIMATE PERCENTAGE
                        SHAREHOLDERS             OF OUTSTANDING SHARES
                        ------------            ----------------------
                              2                           96%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us



CREDIT SUISSE
ASSET MANAGEMENT
[logo]



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRLCV-SAR-0605

CREDIT SUISSE
ASSET MANAGEMENT





CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2005
(unaudited)


CREDIT SUISSE TRUST
o MID-CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                   July 22, 2005

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust--Mid-Cap Growth Portfolio1 (the "Portfolio") had a gain of 1.62%, versus an increase of 1.70% for the Russell Midcap(R) Growth Index2 and a decline of 0.92% for the Russell 2500(TM) Growth Index.3

THE MARKET: FIGHTING HEADWINDS

   The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust, and the stimulus of housing-related demand offset at least some of the burden caused by higher energy prices.

   In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Mid-capitalization stocks generally outperformed both large- and small-cap stocks for the period.

STRATEGIC REVIEW: POSITIVE OVERALL

   Factors that aided the Portfolio's performance in the period included good stock selection in the materials sector, where Monsanto (1.6% of the Portfolio as of June 30, 2005) benefited from expanding markets for its genetically modified seeds. The Portfolio's energy, consumer discretionary and producer durables holdings also aided its performance. In the technology sector, the Portfolio's holdings had a collective gain--despite the negative period for technology stocks broadly--led by Macromedia (2.8% of the Portfolio as of June 30, 2005), which rose on news that it would be acquired by Adobe.

     On the negative side, the Portfolio's health care stocks collectively declined and underperformed. The Portfolio's financial services stocks contributed negatively to its return as well. E-Trade, a position we eliminated in the period, was hurt by increased competition in the online security trading industry. The

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   Portfolio's position in Chicago Mercantile Exchange was noteworthy. The stock was a strong performer for the Portfolio in absolute terms, but it continued to rally after we sold it based on our valuation discipline, and this actually hindered the Portfolio's relative return.

   Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.

The Credit Suisse Small/Mid-Cap Growth Team

Marion U. Pardo
Leo M. Bernstein
Calvin E. Chung
Eric M. Wiegand

   Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 20051

                                                  SINCE          INCEPTION
              1 YEAR           5 YEAR           INCEPTION          DATE
              -------------------------------------------------------------
              7.83%            (3.12)%            4.15%           9/13/99

      Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3 The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN

Beginning Account Value 1/1/05          $1,000.00
Ending Account Value 6/30/05            $1,016.20
Expenses Paid per $1,000*               $    6.25

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 1/1/05          $1,000.00
Ending Account Value 6/30/05            $1,018.60
Expenses Paid per $1,000*               $    6.26


ANNUALIZED EXPENSE RATIOS*                   1.25%

--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------



SECTOR BREAKDOWN*


[Bar chart:]
Consumer Discretionary          27.7%
Health Care                     18.3%
Technology                      18.1%
Short-Term Investments           7.3%
Financial Services               6.0%
Other Energy                     5.7%
Materials & Processing           5.3%
Producer Durables                5.0%
Consumer Staples                 3.5%
Utilities                        2.2%
Autos & Transportation           0.9%





--------------------------------------------------------------------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS (94.0%)
AEROSPACE & DEFENSE (5.8%)
   Alliant Techsystems, Inc.*                                     9,300   $  656,580
   L-3 Communications Holdings, Inc.                             10,700      819,406
   Precision Castparts Corp.                                     10,000      779,000
                                                                          ----------
                                                                           2,254,986
                                                                          ----------
AUTO COMPONENTS (1.0%)
   Autoliv, Inc.                                                  8,400      367,920
                                                                          ----------

BANKS (1.3%)
   Hudson City Bancorp, Inc.                                     43,100      491,771
                                                                          ----------

BEVERAGES (0.5%)
   Constellation Brands, Inc. Class A*                            6,900      203,550
                                                                          ----------

BIOTECHNOLOGY (6.0%)
   Amylin Pharmaceuticals, Inc.*ss.                              11,400      238,602
   Charles River Laboratories International, Inc.*               10,000      482,500
   Genzyme Corp.*                                                11,700      703,053
   Martek Biosciences Corp.*ss.                                   9,600      364,320
   Neurocrine Biosciences, Inc.*ss.                               5,200      218,712
   Protein Design Labs, Inc.*ss.                                 15,600      315,276
                                                                          ----------
                                                                           2,322,463
                                                                          ----------

CHEMICALS (3.4%)
   Crompton Corp.ss.                                             43,100      609,865
   Monsanto Co.                                                  11,100      697,857
                                                                          ----------
                                                                           1,307,722
                                                                          ----------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
   Alliance Data Systems Corp.*                                  13,300      539,448
   Corporate Executive Board Co.                                  4,800      375,984
                                                                          ----------
                                                                             915,432
                                                                          ----------

COMMUNICATIONS EQUIPMENT (2.1%)
   ADC Telecommunications, Inc.*                                 15,100      328,727
   Comverse Technology, Inc.*                                    19,900      470,635
                                                                          ----------
                                                                             799,362
                                                                          ----------

COMPUTERS & PERIPHERALS (4.4%)
   Avid Technology, Inc.*                                        10,700      570,096
   NCR Corp.*                                                    27,500      965,800
   Network Appliance, Inc.*                                       6,500      183,755
                                                                          ----------
                                                                           1,719,651
                                                                          ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
   Broadcom Corp. Class A*                                       20,700      735,057
   Roper Industries, Inc.                                         7,800      556,686
                                                                          ----------
                                                                           1,291,743
                                                                          ----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (2.3%)
   National Oilwell Varco, Inc.*                                 11,700   $  556,218
   Smith International, Inc.                                      5,300      337,610
                                                                          ----------
                                                                             893,828
                                                                          ----------

FOOD & DRUG RETAILING (1.0%)
   Whole Foods Market, Inc.                                       3,400      402,220
                                                                          ----------

FOOD PRODUCTS (2.0%)
   Campbell Soup Co.                                             25,100      772,327
                                                                          ----------

HEALTHCARE EQUIPMENT & SUPPLIES (3.4%)
   Beckman Coulter, Inc.                                          6,100      387,777
   Dade Behring Holdings, Inc.                                    3,300      214,533
   Varian Medical Systems, Inc.*                                 19,400      724,202
                                                                          ----------
                                                                           1,326,512
                                                                          ----------

HEALTHCARE PROVIDERS & SERVICES (4.6%)
   AMERIGROUP Corp.*                                             23,100      928,620
   Covance, Inc.*                                                 4,300      192,941
   LifePoint Hospitals, Inc.*                                    12,800      646,656
                                                                          ----------
                                                                           1,768,217
                                                                          ----------

HOTELS, RESTAURANTS & LEISURE (5.8%)
   Harrah's Entertainment, Inc.                                   6,200      446,834
   MGM Mirage, Inc.*                                             17,400      688,692
   Starwood Hotels & Resorts Worldwide, Inc.                     19,000    1,112,830
                                                                          ----------
                                                                           2,248,356
                                                                          ----------

HOUSEHOLD DURABLES (1.9%)
   Snap-On, Inc.                                                 20,900      716,870
                                                                          ----------

INSURANCE (3.4%)
   AMBAC Financial Group, Inc.                                    7,200      502,272
   Genworth Financial, Inc. Class A                              27,100      819,233
                                                                          ----------
                                                                           1,321,505
                                                                          ----------

INTERNET SOFTWARE & SERVICES (2.6%)
   CNET Networks, Inc.*                                          18,200      213,668
   VeriSign, Inc.*                                               27,300      785,148
                                                                          ----------
                                                                             998,816
                                                                          ----------

IT CONSULTING & SERVICES (1.7%)
   NAVTEQ Corp.*                                                 17,600      654,368
                                                                          ----------

LEISURE EQUIPMENT & PRODUCTS (2.3%)
   SCP Pool Corp.                                                25,100      880,759
                                                                          ----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
MEDIA (4.9%)
   E.W. Scripps Co. Class A                                      12,200   $  595,360
   Getty Images, Inc.*ss.                                        11,800      876,268
   XM Satellite Radio Holdings, Inc. Class A*                    12,200      410,652
                                                                          ----------
                                                                           1,882,280
                                                                          ----------

OIL & GAS (3.5%)
   Forest Oil Corp.*                                             11,000      462,000
   Newfield Exploration Co.*                                     16,400      654,196
   W&T Offshore, Inc.ss.                                         10,000      240,700
                                                                          ----------
                                                                           1,356,896
                                                                          ----------

PERSONAL PRODUCTS (1.0%)
   Alberto-Culver Co.                                             8,500      368,305
                                                                          ----------

PHARMACEUTICALS (4.5%)
   Medco Health Solutions, Inc.*                                  6,300      336,168
   Sepracor, Inc.*                                               12,400      744,124
   Taro Pharmaceutical Industries, Ltd.*ss.                      22,900      665,703
                                                                          ----------
                                                                           1,745,995
                                                                          ----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
   FormFactor, Inc.*                                             12,300      324,966
   Tessera Technologies, Inc.*ss.                                16,200      541,242
                                                                          ----------
                                                                             866,208
                                                                          ----------

SOFTWARE (5.4%)
   Activision, Inc.*                                             35,066      579,290
   Adobe Systems, Inc.                                            9,800      280,476
   Macromedia, Inc.*                                             32,200    1,230,684
                                                                          ----------
                                                                           2,090,450
                                                                          ----------

SPECIALTY RETAIL (3.8%)
   Office Depot, Inc.*                                           26,100      596,124
   Williams-Sonoma, Inc.*                                        21,700      858,669
                                                                          ----------
                                                                           1,454,793
                                                                          ----------

TEXTILES & APPAREL (3.4%)
   Coach, Inc.*                                                  21,500      721,755
   Columbia Sportswear Co.*ss.                                   12,100      597,619
                                                                          ----------
                                                                           1,319,374
                                                                          ----------

WIRELESS TELECOMMUNICATION SERVICES (4.1%)
   Crown Castle International Corp.*                             36,100      733,552
   Nextel Partners, Inc. Class A*                                22,500      566,325
   US Unwired, Inc.*                                             50,100      291,582
                                                                          ----------
                                                                           1,591,459
                                                                          ----------

TOTAL COMMON STOCKS (Cost  $29,941,290)                                   36,334,138
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

SHORT-TERM INVESTMENTS (18.3%)
   State Street Navigator Prime Fundss.ss.                    4,219,325   $4,219,325


                                                                   PAR
                                                                  (000)
                                                               ----------
   State Street Bank and Trust Co. Euro Time Deposit,
        2.100%, 7/01/05                                       $   2,871    2,871,000
                                                                          ----------
TOTAL SHORT-TERM INVESTMENTS (Cost  $7,090,325)                            7,090,325
                                                                          ----------

TOTAL INVESTMENTS AT VALUE (112.3%) (Cost  $37,031,615)                   43,424,463

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.3%)                            (4,766,327)
                                                                          ----------

NET ASSETS (100.0%)                                                      $38,658,136
                                                                         ===========

--------------------------------------------------------------------------------
*    Non-income producing security.
ss.  Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $4,219,325 (Cost $37,031,615) (Note 2)                       $43,424,4631
   Cash                                                                        326
   Receivable for investments sold                                         268,574
   Dividend and interest receivable                                          1,103
   Prepaid expenses and other assets                                         1,297
                                                                      ------------
      Total Assets                                                      43,695,763
                                                                      ------------
LIABILITIES
   Advisory fee payable (Note 3)                                            23,928
   Administrative services fee payable (Note 3)                              4,578
   Payable upon return of securities loaned (Note 2)                     4,219,325
   Payable for investments purchased                                       693,828
   Payable for portfolio shares redeemed                                    59,356
   Other accrued expenses payable                                           36,612
                                                                      ------------
      Total Liabilities                                                  5,037,627
                                                                      ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  3,086
   Paid-in capital (Note 6)                                             47,779,992
   Accumulated net investment loss                                        (160,248)
   Accumulated net realized loss on investments                        (15,357,542)
   Net unrealized appreciation from investments                          6,392,848
                                                                      ------------
      Net Assets                                                      $ 38,658,136
                                                                      ============
   Shares outstanding                                                    3,085,798
                                                                      ------------
   Net asset value, offering price, and redemption price per share          $12.53
                                                                           =======

--------------------------------------------------------------------------------
1 Including $4,122,759 of securities on loan.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                          $     64,413
   Interest                                                                 19,609
   Securities lending                                                        1,625
                                                                      ------------
     Total investment income                                                85,647
                                                                      ------------
EXPENSES
   Investment advisory fees (Note 3)                                       177,373
   Administrative services fees (Note 3)                                    38,432
   Printing fees (Note 3)                                                   17,117
   Legal fees                                                               15,502
   Audit fees                                                                9,121
   Custodian fees                                                            7,128
   Insurance expense                                                         5,856
   Transfer agent fees                                                       1,335
   Trustees' fees                                                            1,176
   Commitment fees (Note 4)                                                    493
   Miscellaneous expense                                                     3,653
                                                                      ------------
     Total expenses                                                        277,186
   Less: fees waived (Note 3)                                              (31,291)
                                                                      ------------
     Net expenses                                                          245,895
                                                                      ------------
       Net investment loss                                                (160,248)
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                    2,512,696
   Net change in unrealized appreciation (depreciation)
        from investments                                                (1,797,814)
                                                                      ------------
   Net realized and unrealized gain from investments                       714,882
                                                                      ------------
   Net increase in net assets resulting from operations               $    554,634
                                                                      ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         FOR THE SIX MONTHS
                                                              ENDED            FOR THE YEAR
                                                          JUNE 30, 2005           ENDED
                                                           (UNAUDITED)       DECEMBER 31, 2004
                                                         --------------      -----------------

FROM OPERATIONS
  Net investment loss                                    $  (160,248)         $  (362,186)
  Net realized gain from investments                       2,512,696            6,346,899
  Net change in unrealized appreciation (depreciation)
   from investments                                       (1,797,814)            (982,192)
                                                         -----------          -----------
   Net increase in net assets resulting from operations      554,634            5,002,521
                                                         -----------          -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               146,529            2,162,435
  Net asset value of shares redeemed                      (4,494,950)          (6,282,401)
                                                         -----------          -----------
   Net decrease in net assets from capital
        share transactions                                (4,348,421)          (4,119,966)
                                                         -----------          -----------
  Net increase (decrease) in net assets                   (3,793,787)             882,555

NET ASSETS
  Beginning of period                                     42,451,923           41,569,368
                                                         -----------          -----------
  End of period                                          $38,658,136          $42,451,923
                                                         ===========          ===========
  Accumulated net investment loss                        $  (160,248)         $        --
                                                         ===========          ===========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)
-------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS
                                                ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005  -----------------------------------------------
                                             (UNAUDITED)     2004     2003     2002     2001      2000
                                            ------------   --------  -------  -------  -------  -------
PER SHARE DATA
  Net asset value, beginning of period          $ 12.33     $ 10.90  $  7.60  $ 10.75  $ 12.86  $ 13.07
                                                -------     -------  -------  -------  -------  -------
INVESTMENT OPERATIONS
  Net investment loss                             (0.05)      (0.11)   (0.08)   (0.08)   (0.08)   (0.06)1
  Net gain (loss) on investments
    (both realized and unrealized)                 0.25        1.54     3.38    (3.07)   (2.03)   (0.14)
                                                -------     -------  -------  -------  -------  -------
      Total from investment operations             0.20        1.43     3.30    (3.15)   (2.11)   (0.20)
                                                -------     -------  -------  -------  -------  -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income               --          --       --       --       --    (0.00)2
  Distributions from net realized gains              --          --       --       --       --    (0.01)
                                                -------     -------  -------  -------  -------  -------
      Total dividends and distributions              --          --       --       --       --    (0.01)
                                                -------     -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD                  $ 12.53     $ 12.33  $ 10.90  $  7.60  $ 10.75  $ 12.86
                                                =======     =======  =======  =======  =======  =======
      Total return3                                1.62%      13.12%   43.42%  (29.30)% (16.41)%  (1.53)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $38,658     $42,452  $41,569  $30,754  $51,290  $55,882
    Ratio of expenses to average net assets        1.25%4      1.25%    1.25%    1.25%    1.25%    1.26%
    Ratio of net investment loss
      to average net assets                       (0.81)%4    (0.87)%  (0.90)%  (0.84)%  (0.81)%  (0.45)%
    Decrease reflected in above operating
      expense ratios due to waivers                0.16%4      0.08%    0.14%    0.11%    0.04%    0.04%
  Portfolio turnover rate                            44%        124%      73%      74%     173%     135%

--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2    This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4    Annualized.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTE TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Mid-Cap Growth Portfolio, is included in this report. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $59,382, of which $57,067 was rebated to borrowers (brokers). The Portfolio retained $1,625 from the cash collateral investment, and SSB, as lending agent, was paid $690. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $177,373 and $31,291, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $19,708.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $18,724.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $3,536 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005 and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $16,386,638 and $20,343,285, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $37,031,615, $6,806,758, $(413,910) and $6,392,848, respectively.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                 JUNE 30, 2005 (UNAUDITED)       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Shares sold                12,028                          189,024
Shares redeemed          (369,595)                        (558,423)
                          -------                          -------
Net decrease             (357,567)                        (369,399)
                          =======                          =======

   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                         NUMBER OF                    APPROXIMATE PERCENTAGE
                        SHAREHOLDERS                 OF OUTSTANDING SHARES
--------------------------------------------------------------------------------
                                1                               96%


    Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

     / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us



CREDIT SUISSE
ASSET MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRMCG-SAR-0605
logo:

CREDIT SUISSE
ASSET MANAGEMENT



CREDIT SUISSE FUNDS

Semiannual Report
June 30, 2005
(unaudited)

CREDIT SUISSE TRUST
o BLUE CHIP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                   July 22, 2005

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust -- Blue Chip Portfolio1 (the "Portfolio") had a decline of 0.81%, performing in line with the S&P 500 Index,2 which also declined 0.81%.

   Effective 6/1/05, the Credit Suisse Quantitative Resources Group manages the Portfolio. The new team employs quantitative portfolio techniques to select portfolio securities. The team's quantitative models are designed to forecast the expected relative returns of stocks by analyzing a number of fundamental factors, to identify stocks that might likely suffer price declines if market conditions deteriorate and limit the Portfolio's exposure to such low quality stocks and to help determine the Portfolio's relative exposure to different industry sectors.

THE MARKET: FIGHTING HEADWINDS

   The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust, and the stimulus of housing-related demand offset at least some of the burden caused by higher energy prices.

   In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Large capitalization stocks outperformed small-cap stocks, reversing a trend in which small caps had outperformed for several years.

PERFORMANCE: ENERGY POSITIVE, TECHNOLOGY LAGS

   The Portfolio had a modest loss for the six month period, hindered by the lackluster environment for equities in general for the period. There were some bright spots, however, particularly in the energy sector, where the Portfolio's holdings had good showings in both absolute and relative terms. Stock selection in the consumer discretionary sector was also positive, with especially

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


good performance from the Portfolio's retail companies. On the negative side, the Portfolio's health care and technology holdings underperformed.

   We look forward to discussing our new approach, and its impact on portfolio activity and performance, in future reports.

The Credit Suisse Quantitative Resources Group

Joseph Cherian
William Weng
Todd Jablonski

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 20051

                                       SINCE           INCEPTION
                     1 YEAR          INCEPTION           DATE

                      5.82%           (0.17)%          11/30/01

   Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

---------------

1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005


ACTUAL PORTFOLIO RETURN

Beginning Account Value 1/1/05                  $1,000.00
Ending Account Value 6/30/05                    $  991.90
Expenses Paid per $1,000*                       $    5.53

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 1/1/05                  $1,000.00
Ending Account Value 6/30/05                    $1,019.24
Expenses Paid per $1,000*                       $    5.61

ANNUALIZED EXPENSE RATIOS*                          1.12%

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

bar chart:

Financials                       21.1%
Information Technology           15.9%
Health Care                      14.4%
Industrials                      11.5%
Consumer Discretionary            9.3%
Consumer Staples                  9.2%
Energy                            8.6%
Utilities                         3.2%
Telecommunication Services        3.1%
Materials                         2.1%
Short-Term Investments            1.6%


---------------
* Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (2.8%)
   Boeing Co.                                                     1,700   $  112,200
   L-3 Communications Holdings, Inc.                              1,000       76,580
   Lockheed Martin Corp.                                          1,200       77,844
   Northrop Grumman Corp.                                         1,000       55,250
   United Technologies Corp.                                      1,200       61,620
                                                                         -----------
                                                                             383,494
                                                                         -----------

AIR FREIGHT & COURIERS (0.5%)
   FedEx Corp.                                                      900       72,909
                                                                         -----------

AUTO COMPONENTS (0.3%)
   Johnson Controls, Inc.                                           800       45,064
                                                                         -----------

AUTOMOBILES (0.3%)
   Ford Motor Co.                                                 4,000       40,960
                                                                         -----------

BANKS (5.8%)
   Bank of New York Company, Inc.                                 1,900       54,682
   Mellon Financial Corp.                                         2,500       71,725
   North Fork Bancorporation, Inc.                                2,500       70,225
   Northern Trust Corp.                                             800       36,472
   U.S. Bancorp                                                   5,500      160,600
   Wachovia Corp.                                                 3,300      163,680
   Wells Fargo & Co.                                              2,800      172,424
   Zions Bancorp                                                    900       66,177
                                                                         -----------
                                                                             795,985
                                                                         -----------

BEVERAGES (2.5%)
   Brown-Forman Corp. Class B                                     1,000       60,460
   Coca-Cola Co.                                                  2,700      112,725
   Coca-Cola Enterprises, Inc.                                    4,000       88,040
   PepsiCo, Inc.                                                  1,600       86,288
                                                                         -----------
                                                                             347,513
                                                                         -----------

BIOTECHNOLOGY (1.6%)
   Amgen, Inc.*                                                   1,300       78,598
   Cephalon, Inc.*                                                  900       35,829
   Gilead Sciences, Inc.*                                         2,400      105,576
                                                                         -----------
                                                                             220,003
                                                                         -----------

BUILDING PRODUCTS (0.5%)
   American Standard Companies, Inc.                              1,600       67,072
                                                                         -----------

CHEMICALS (1.9%)
   Dow Chemical Co.                                               2,700      120,231
   Monsanto Co.                                                     900       56,583
   PPG Industries, Inc.                                           1,200       75,312
                                                                         -----------
                                                                             252,126
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
COMMERCIAL SERVICES & SUPPLIES (1.5%)
   Career Education Corp.*                                        1,100   $   40,271
   Cendant Corp.                                                  3,200       71,584
   Education Management Corp.*                                    1,200       40,476
   Fiserv, Inc.*                                                  1,300       55,835
                                                                         -----------
                                                                             208,166
                                                                         -----------

COMMUNICATIONS EQUIPMENT (3.4%)
   Cisco Systems, Inc.*                                          13,000      248,430
   Motorola, Inc.                                                 3,100       56,606
   Qualcomm, Inc.                                                 3,300      108,933
   Scientific-Atlanta, Inc.                                       1,600       53,232
                                                                         -----------
                                                                             467,201
                                                                         -----------

COMPUTERS & PERIPHERALS (4.2%)
   Apple Computer, Inc. *                                         1,700       62,577
   Dell, Inc.*                                                    4,300      169,893
   EMC Corp.*                                                    10,100      138,471
   International Business Machines Corp.                          2,100      155,820
   Sandisk Corp.*                                                 1,700       40,341
                                                                         -----------
                                                                             567,102
                                                                         -----------

DIVERSIFIED FINANCIALS (8.9%)
   Capital One Financial Corp.                                      700       56,007
   Citigroup, Inc.                                                7,100      328,233
   Countrywide Financial Corp.                                    1,900       73,359
   Fannie Mae                                                     1,100       64,240
   Goldman Sachs Group, Inc.                                      1,500      153,030
   JPMorgan Chase & Co.                                           3,700      130,684
   Lehman Brothers Holdings, Inc.                                 1,500      148,920
   Merrill Lynch & Company, Inc.                                  1,200       66,012
   Morgan Stanley                                                 2,600      136,422
   Providian Financial Corp.*                                     3,100       54,653
                                                                         -----------
                                                                           1,211,560
                                                                         -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
   ALLTEL Corp.                                                   1,200       74,736
   SBC Communications, Inc.                                       5,200      123,500
   Sprint Corp.                                                   2,900       72,761
   Verizon Communications, Inc.                                   4,600      158,930
                                                                         -----------
                                                                             429,927
                                                                         -----------

ELECTRIC UTILITIES (2.7%)
   Constellation Energy Group, Inc.                               1,300       74,997
   Edison International                                           2,600      105,430
   Entergy Corp.                                                    900       67,995
   Exelon Corp.                                                   2,300      118,059
                                                                         -----------
                                                                             366,481
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   Broadcom Corp. Class A*                                        1,500   $   53,265
   PerkinElmer, Inc.                                              2,200       41,580
                                                                         -----------
                                                                              94,845
                                                                         -----------

ENERGY EQUIPMENT & SERVICES (0.9%)
   Schlumberger, Ltd.                                               800       60,752
   Transocean, Inc.*                                              1,100       59,367
                                                                         -----------
                                                                             120,119
                                                                         -----------

FOOD PRODUCTS (1.3%)
   Kellogg Co.                                                    2,000       88,880
   Pilgrim's Pride Corp.                                          1,200       40,956
   Sara Lee Corp.                                                 2,600       51,506
                                                                         -----------
                                                                             181,342
                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
   Bausch & Lomb, Inc.                                              700       58,100
   Beckman Coulter, Inc.                                          1,100       69,927
   Boston Scientific Corp.*                                       2,500       67,500
   Dade Behring Holdings, Inc.                                      700       45,507
   St. Jude Medical, Inc.*                                        2,300      100,303
                                                                         -----------
                                                                             341,337
                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES (3.1%)
   Aetna, Inc.                                                    1,000       82,820
   Express Scripts, Inc.*                                         1,600       79,968
   McKesson Corp.                                                 1,600       71,664
   UnitedHealth Group, Inc.                                       1,400       72,996
   WellPoint, Inc.*                                               1,600      111,424
                                                                         -----------
                                                                             418,872
                                                                         -----------

HOTELS, RESTAURANTS & LEISURE (0.6%)
   McDonald's Corp.                                               2,700       74,925
                                                                         -----------

HOUSEHOLD DURABLES (0.9%)
   Black & Decker Corp.                                             800       71,880
   Lennar Corp. Class A                                             700       44,415
                                                                         -----------
                                                                             116,295
                                                                         -----------

HOUSEHOLD PRODUCTS (2.4%)
   Kimberly-Clark Corp.                                           1,700      106,403
   Procter & Gamble Co.                                           4,300      226,825
                                                                         -----------
                                                                             333,228
                                                                         -----------

INDUSTRIAL CONGLOMERATES (4.9%)
   General Electric Co.                                          11,100      384,615
   Reynolds American, Inc.                                          700       55,160
   Tyco International, Ltd.                                       8,000      233,600
                                                                         -----------
                                                                             673,375
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
INSURANCE (6.3%)
   ACE, Ltd.*                                                     1,200   $   53,820
   Allstate Corp.                                                 1,900      113,525
   American International Group, Inc.                             1,900      110,390
   Hartford Financial Services Group, Inc.                        1,500      112,170
   Lincoln National Corp.                                         3,300      154,836
   Loews Corp.                                                      800       62,000
   Metlife, Inc.                                                  1,800       80,892
   Prudential Financial, Inc.                                     1,700      111,622
   XL Capital, Ltd. Class A                                         800       59,536
                                                                         -----------
                                                                             858,791
                                                                         -----------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
   Hasbro, Inc.                                                   3,300       68,607
                                                                         -----------

MACHINERY (1.5%)
   Caterpillar, Inc.                                                700       66,717
   Cummins, Inc.                                                  1,000       74,610
   Eaton Corp.                                                    1,000       59,900
                                                                         -----------
                                                                             201,227
                                                                         -----------

MEDIA (3.0%)
   Comcast Corp. Class A*                                         1,900       58,330
   DreamWorks Animation SKG, Inc. Class A*                        1,600       41,920
   McGraw-Hill Companies, Inc.                                    1,200       53,100
   Time Warner, Inc.*                                             7,700      128,667
   Walt Disney Co.                                                5,100      128,418
                                                                         -----------
                                                                             410,435
                                                                         -----------

METALS & MINING (0.3%)
   Nucor Corp.                                                      800       36,496
                                                                         -----------

MULTILINE RETAIL (1.5%)
   Federated Department Stores, Inc.                              1,400      102,592
   Wal-Mart Stores, Inc.                                          2,200      106,040
                                                                         -----------
                                                                             208,632
                                                                         -----------

MULTI-UTILITIES (0.5%)
   Duke Energy Corp.                                              2,400       71,352
                                                                         -----------

OIL & GAS (7.7%)
   Amerada Hess Corp.                                               700       74,557
   Burlington Resources, Inc.                                       500       27,620
   Chevron Corp.                                                  2,000      111,840
   ConocoPhillips                                                 1,400       80,486
   Devon Energy Corp.                                             2,300      116,564
   Exxon Mobil Corp.                                              6,300      362,061
   Marathon Oil Corp.                                             1,900      101,403
   Occidental Petroleum Corp.                                     1,300      100,009
   Valero Energy Corp.                                            1,000       79,110
                                                                         -----------
                                                                           1,053,650
                                                                         -----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
PHARMACEUTICALS (6.9%)
   Abbott Laboratories                                            2,000   $   98,020
   Johnson & Johnson                                              4,300      279,500
   Medco Health Solutions, Inc.*                                  1,600       85,376
   Pfizer, Inc.                                                   9,100      250,978
   Schering-Plough Corp.                                          4,200       80,052
   Wyeth                                                          3,400      151,300
                                                                         -----------
                                                                             945,226
                                                                         -----------

ROAD & RAIL (1.1%)
   CSX Corp.                                                      1,700       72,522
   Union Pacific Corp.                                            1,200       77,760
                                                                         -----------
                                                                             150,282
                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.9%)
   Cree, Inc.*                                                    1,600       40,752
   Intel Corp.                                                   10,300      268,418
   Lam Research Corp.*                                            1,400       40,516
   National Semiconductor Corp.*                                  3,300       72,699
   Texas Instruments, Inc.                                        3,900      109,473
                                                                         -----------
                                                                             531,858
                                                                         -----------

SOFTWARE (3.7%)
   Adobe Systems, Inc.                                            2,000       57,240
   Autodesk, Inc.                                                 1,800       61,866
   Microsoft Corp.                                               11,000      273,240
   Parametric Technology Corp.*                                   6,800       43,384
   Symantec Corp.*                                                3,000       65,220
                                                                         -----------
                                                                             500,950
                                                                         -----------

SPECIALTY RETAIL (2.4%)
   Best Buy Co., Inc.                                             1,000       68,550
   Home Depot, Inc.                                               2,700      105,030
   Ross Stores, Inc.                                              2,800       80,948
   The Gap, Inc.                                                  4,000       79,000
                                                                         -----------
                                                                             333,528
                                                                         -----------

TOBACCO (1.7%)
   Altria Group, Inc.                                             3,600      232,776
                                                                         -----------
TOTAL COMMON STOCKS (Cost $12,743,879)                                    13,433,711
                                                                         -----------

                                                                   PAR
                                                                  (000)
                                                               ----------

SHORT-TERM INVESTMENT (1.6%)
   State Street Bank and Trust Co. Euro Time Deposit,
      2.100%, 7/01/05
      (Cost $217,000)                                             $ 217      217,000
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                         VALUE
                                                                         -----

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $12,960,879)              $13,650,711
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.0%)                            (6,661)
                                                                    -----------

NET ASSETS (100.0%)                                                 $13,644,050
                                                                    ===========


--------------------------------------------------------------------------------
 * Non-income producing security.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


ASSETS
   Investments at value (Cost $12,960,879) (Note 2)                    $13,650,711
   Cash                                                                         77
   Receivable for investments sold                                         893,569
   Dividend receivable                                                      16,494
   Receivable for portfolio shares sold                                      2,291
   Prepaid expenses                                                          4,653
                                                                      ------------
      Total Assets                                                      14,567,795
                                                                      ------------

LIABILITIES
   Advisory fee payable (Note 3)                                             2,273
   Administrative services fee payable (Note 3)                              1,507
   Payable for investments purchased                                       895,207
   Payable for portfolio shares redeemed                                     5,504
   Other accrued expenses payable                                           19,254
                                                                      ------------
      Total Liabilities                                                    923,745
                                                                      ------------

NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  1,388
   Paid-in capital (Note 6)                                             15,896,615
   Undistributed net investment income                                     136,803
   Accumulated net realized loss on investments                         (3,080,588)
   Net unrealized appreciation from investments                            689,832
                                                                      ------------
      Net Assets                                                       $13,644,050
                                                                      ============

   Shares outstanding                                                    1,387,958
                                                                      ------------
   Net asset value, offering price, and redemption price per share          $ 9.83
                                                                            ======




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                              $113,001
   Interest                                                                  1,318
                                                                      ------------
     Total investment income                                               114,319
                                                                      ------------
EXPENSES
   Investment advisory fees (Note 3)                                        46,745
   Administrative services fees (Note 3)                                    17,145
   Legal fees                                                               13,096
   Audit fees                                                                8,292
   Printing fees (Note 3)                                                    5,603
   Insurance expense                                                         2,169
   Custodian fees                                                            1,926
   Registration fees                                                         1,568
   Trustees' fees                                                            1,176
   Transfer agent fees                                                         874
   Commitment fees (Note 4)                                                    159
   Miscellaneous expense                                                     3,641
                                                                      ------------
     Total expenses                                                        102,394
   Less: fees waived (Note 3)                                              (28,103)
                                                                      ------------
     Net expenses                                                           74,291
                                                                      ------------
       Net investment income                                                40,028
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                      953,381
   Net change in unrealized appreciation (depreciation)
        from investments                                                (1,097,712)
                                                                      ------------
   Net realized and unrealized loss from investments                      (144,331)
                                                                      ------------
   Net decrease in net assets resulting from operations               $   (104,303)
                                                                      ============



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                        FOR THE SIX MONTHS
                                                               ENDED                    FOR THE YEAR
                                                           JUNE 30, 2005                    ENDED
                                                            (UNAUDITED)              DECEMBER 31, 2004
                                                        -------------------          -----------------

FROM OPERATIONS
  Net investment income                                   $       40,028                $       96,775
  Net realized gain on investments                               953,381                       483,243
  Net change in unrealized appreciation (depreciation)
        from investments                                      (1,097,712)                      603,705
                                                          --------------                --------------
   Net increase (decrease) in net assets resulting
        from operations                                         (104,303)                    1,183,723
                                                          --------------                --------------
FROM DIVIDENDS
  Dividends from net investment income                                --                       (96,797)
                                                          --------------                --------------
   Net decrease in net assets resulting from dividends                --                       (96,797)
                                                          --------------                --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                 1,014,171                     1,248,912
  Reinvestment of dividends                                           --                        96,797
  Net asset value of shares redeemed                            (702,354)                   (4,772,001)
                                                          --------------                --------------
   Net increase (decrease) in net assets from capital
        share transactions                                       311,817                    (3,426,292)
                                                          --------------                --------------
  Net increase (decrease) in net assets                          207,514                    (2,339,366)

NET ASSETS
  Beginning of period                                         13,436,536                    15,775,902
                                                          --------------                --------------
  End of period                                           $   13,644,050                $   13,436,536
                                                          ==============                ==============
  Undistributed net investment income                     $      136,803                $       96,775
                                                          ==============                ==============



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                      FOR THE SIX MONTHS
                                            ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2005   -------------------------------------
                                          (UNAUDITED)      2004     2003      2002     20011
                                          ----------    -------   -------   -------   -------
PER SHARE DATA
  Net asset value, beginning of period      $  9.91    $  9.15   $  7.35   $ 10.02   $ 10.00
                                            -------    -------   -------   -------   -------
INVESTMENT OPERATIONS
  Net investment income                        0.03       0.08      0.07      0.02      0.002
  Net gain (loss) on investments
    (both realized and unrealized)            (0.11)      0.75      1.76     (2.69)     0.02
                                            -------    -------   -------   -------   -------
      Total from investment operations        (0.08)      0.83      1.83     (2.67)     0.02
                                            -------    -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends from net investment income           --      (0.07)    (0.03)     0.002       --
                                            -------    -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD              $  9.83    $  9.91   $  9.15   $  7.35   $ 10.02
                                            =======    =======   =======   =======   =======
      Total return3                           (0.81)%     9.13%    24.92%   (26.64)%    0.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)  $13,644    $13,437   $15,776   $20,290   $ 5,122
    Ratio of expenses to average net assets    1.12%4     1.16%     1.16%     1.16%     1.16%4
    Ratio of net investment income
      to average net assets                    0.61%4     0.69%     0.58%     0.25%     0.35%4
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                           0.43%4     0.50%     0.33%     0.23%     4.86%4
  Portfolio turnover rate                        81%        47%       40%       31%        2%

---------------------------------------------------------------------------------------------

1 For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2    This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4    Annualized.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2005.

   SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. Prior to June 1, 2005, CSAM was entitled to receive a fee, based on the following fee schedule:

      AVERAGE DAILY NET ASSETS                 ANNUAL RATE
      ------------------------                 -----------
      First $100 million                 0.75% of average daily net assets
      Over $100 million                  0.50% of average daily net assets

   For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived were $46,745 and $28,103 respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $6,609.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $10,536.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $2,986 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) was $10,889,150 and $10,708,965, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $12,960,879, $959,113, $(269,281) and $689,832, respectively.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                  JUNE 30, 2005 (UNAUDITED)    DECEMBER 31, 2004
                                  -------------------------   ------------------
Shares sold                                104,031                    133,910
Shares issued in reinvestment
   of dividends                                 --                     10,697
Shares redeemed                            (72,173)                  (512,656)
                                       -----------                 ----------
Net increase (decrease)                     31,858                   (368,049)
                                       ===========                 ==========


   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                          NUMBER OF             APPROXIMATE PERCENTAGE
                        SHAREHOLDERS             OF OUTSTANDING SHARES
                        ------------            ----------------------
                              2                          100%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

     / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us


logo:

CREDIT SUISSE
ASSET MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRBLC-SAR-0605
logo:
CREDIT SUISSE
ASSET MANAGEMENT



CREDIT SUISSE FUNDS
Semiannual Report

June 30, 2005
(unaudited)

CREDIT SUISSE TRUST
o INTERNATIONAL FOCUS PORTFOLIO




Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2005; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                   July 22, 2005

Dear Shareholder:

   For the six months ended June 30, 2005, Credit Suisse Trust--International Focus Portfolio (the "Portfolio") had a gain of 0.50%, versus an increase of 0.32% for the Morgan Stanley Capital International All Country World Free Ex-USA Index.1

THE MARKET: DOLLAR REBOUNDS

   The period was a generally lackluster one for foreign stock markets in US dollar terms. Most foreign equity markets actually had good performance locally, handily outpacing a struggling US stock market in many cases. However, a sudden and significant recovery in the dollar vs. the euro translated into losses for US-dollar-based investors across much of Europe. Japan had a modest gain locally, but the yen weakened as well, resulting in a loss in dollar terms. Emerging stock markets were less affected by currency trends, and the group outperformed developed markets. Some emerging markets, such as Brazil, performed even better in dollar terms as their currencies rose in value vs. the dollar in the period.

STRATEGIC REVIEW: JAPAN, EMERGING MARKETS AID PERFORMANCE

   The Portfolio had a slight gain and modestly outperformed its benchmark. We attribute this in large part to good stock selection in Japan. Standouts included Yamada Denki (1.9% of the Portfolio as of June 30, 2005), an electronics retailer, which we view as a well-managed company with a compelling business model, especially by Japanese retail standards. The stock was supported by the company's better than expected earnings in the period and a large dividend payout. Komatsu (1.4% of the Portfolio as of June 30, 2005), a Japanese construction company, was another good performer, benefiting in part from demand in China. The Portfolio's performance was also aided by what it didn't own in Japan--certain large banks that lagged the broader market.

   Elsewhere of note, the Portfolio's industrials holdings were positive contributors, led by Samsung Heavy (1.0% of the Portfolio as of June 30, 2005), a South Korean ship builder with an order book geared to liquid natural gas
(LNG) tankers. We purchased the stock in late 2004 in the belief the company might benefit from a pullback in steel prices. The Portfolio's telecommunications stocks outperformed, where good performers included Hellenic Telecom, a leading provider of fixed-line and wireless telephony services in Greece. We eliminated the position in the period based on valuation. Our exposure to Brazil's telecommunications industry was beneficial as well.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   On the negative side, the Portfolio's financial services holdings underperformed. Laggards included Mega Financial (a Taiwanese stock that we decided to eliminate from the portfolio) and Royal Bank of Scotland (1.4% of the Portfolio as of June 30, 2005), whose longer-term prospects we nonetheless continue to view favorably. The Portfolio's utilities stocks underperformed as well.

   In terms of noteworthy portfolio adjustments in the period, we narrowed our overweighting in the industrials sector, broadly defined, as certain holdings became fully valued in our judgment. We remained underweight in the materials sector, reflecting our belief that there is and will continue to be considerable excess capacity in areas such as chemicals and steel.

   We were underweighted in the health care sector, where our focus remained on European pharmaceutical stocks. We narrowed this underweighting, however, as we believe a fair degree of negative sentiment, regarding issues such as patent concerns, has been priced into drug stocks. We also see an improving earnings backdrop for certain companies. We were overweighted in energy through the period. We believe that lack of spare capacity and political forces could support a higher-than-expected level for oil prices over the longer term, and if so, we will attempt to take advantage of pullbacks to selectively increase our oil exposure.

The Credit Suisse International Equity Team
Nancy Nierman
Anne S. Budlong
Emily Alejos

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005

                                                   SINCE           INCEPTION
               1 YEAR            5 YEARS         INCEPTION           DATE
               ------            -------         ---------         ----------
               14.04%            (4.97)%          2.80%            6/30/1995



      Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.csam.com/us.

----------------
1 The Morgan Stanley Capital International All Country World Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

   The table illustrates your Portfolio's expenses in two ways:

   o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN

Beginning Account Value 1/1/05                 $1,000.00
Ending Account Value 6/30/05                   $1,005.00
Expenses Paid per $1,000*                      $    6.86

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 1/1/05                 $1,000.00
Ending Account Value 6/30/05                   $1,017.95
Expenses Paid per $1,000*                      $    6.90

ANNUALIZED EXPENSE RATIOS*                         1.38%

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

bar chart:

Financials                 26.8%
Industrials                14.7%
Energy                     11.1%
Consumer Discretionary     10.5%
Consumer Staples            7.2%
Telecommunication Services  6.8%
Health Care                 6.4%
Information Technology      5.8%
Materials                   4.8%
Utilities                   3.6%
Short-Term Investments      2.3%


----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     ----
COMMON STOCKS (96.0%)
BELGIUM (1.5%)
Beverages (1.5%)
   InBev NV                                                      36,375   $1,229,581
                                                                          ----------
TOTAL BELGIUM                                                              1,229,581
                                                                          ----------

BRAZIL (0.6%)
Diversified Telecommunication Services (0.6%)
   Tele Norte Leste Participacoes SA                             21,686      495,982
                                                                          ----------
TOTAL BRAZIL                                                                 495,982
                                                                          ----------

DENMARK (0.7%)
Pharmaceuticals (0.7%)
   Novo Nordisk AS Series B                                      12,100      615,184
                                                                          ----------
TOTAL DENMARK                                                                615,184
                                                                          ----------

FRANCE (13.6%)
Banks (2.2%)
   Societe Generaless.                                           18,125    1,838,691
                                                                          ----------
Diversified Telecommunication Services (2.4%)
   France Telecom SA*                                            67,540    1,966,356
                                                                          ----------
Insurance (2.2%)
   Axa                                                           73,915    1,841,037
                                                                          ----------
Media (2.5%)
   Lagardere S.C.A.ss.                                           27,202    2,010,214
                                                                          ----------
Oil & Gas (1.8%)
   Total SA                                                       6,474    1,515,513
                                                                          ----------
Textiles & Apparel (2.5%)
   LVMH Moet Hennessy Louis Vuitton SAss.                        26,095    2,009,779
                                                                          ----------

TOTAL FRANCE                                                              11,181,590
                                                                          ----------

GERMANY (5.3%)
Aerospace & Defense (0.6%)
   MTU Aero Engines Holding AG*                                  16,251      496,382
                                                                          ----------
Auto Components (1.3%)
   Continental AG                                                14,490    1,039,406
                                                                          ----------
Banks (1.0%)
   Bayerische Hypo-und Vereinsbank AG*                           29,960      777,467
                                                                          ----------
Electric Utilities (2.4%)
   E.ON AG*                                                      22,445    1,993,333
                                                                          ----------

TOTAL GERMANY                                                              4,306,588
                                                                          ----------





                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     ----
COMMON STOCKS
HONG KONG (3.3%)
Diversified Telecommunication Services (1.2%)
   China Netcom Group Corp. ADRss.                               32,380   $  939,020
                                                                          ----------
Real Estate (2.1%)
   Sun Hung Kai Properties, Ltd.                                176,000    1,730,537

                                                                          ----------
TOTAL HONG KONG                                                            2,669,557
                                                                          ----------

HUNGARY (1.1%)
Banks (1.1%)
   OTP Bank Rt.                                                  26,860      909,184
                                                                          ----------

TOTAL HUNGARY                                                                909,184
                                                                          ----------

ITALY (5.9%)
Banks (1.8%)
   SanPaolo IMI SpA*ss.                                         108,600    1,488,586
                                                                          ----------
Electric Utilities (1.1%)
   Enel SpA*ss.                                                 103,555      904,067
                                                                          ----------
Oil & Gas (3.0%)
   Eni SpAss.                                                    93,855    2,412,563
                                                                          ----------

TOTAL ITALY                                                                4,805,216
                                                                          ----------

JAPAN (19.8%)
Auto Components (1.0%)
   Bridgestone Corp.ss.                                          43,000      824,761
                                                                          ----------
Banks (1.9%)
   Bank of Yokohama, Ltd.                                       275,000    1,581,310
                                                                          ----------
Chemicals (3.8%)
   Kuraray Company, Ltd.                                        181,500    1,715,325
   Shin-Etsu Chemical Company, Ltd.                              37,400    1,416,350
                                                                          ----------
                                                                           3,131,675
                                                                          ----------
Diversified Financials (3.0%)
   Nikko Cordial Corp.                                          174,000      760,942
   ORIX Corp.                                                    11,300    1,688,835
                                                                          ----------
                                                                           2,449,777
                                                                          ----------
Electronic Equipment & Instruments (1.2%)
   Omron Corp.                                                   44,800      985,593
                                                                          ----------
Household Products (1.0%)
   Uni-Charm Corp.                                               19,300      775,970
                                                                          ----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     ----
COMMON STOCKS
JAPAN
Machinery (2.9%)
   Komatsu, Ltd.                                                177,000   $1,368,782
   THK Company, Ltd.ss.                                          50,500    1,038,557
                                                                          ----------
                                                                           2,407,339
                                                                          ----------
Specialty Retail (2.4%)
   Yamada Denki Company, Ltd.ss.                                 33,900    1,948,449
                                                                          ----------
Trading Companies & Distributors (2.6%)
   Mitsubishi Corp.ss.                                          158,000    2,138,714
                                                                          ----------

TOTAL JAPAN                                                               16,243,588
                                                                          ----------

NETHERLANDS (6.5%)
Air Freight & Couriers (1.6%)
   TPG NV                                                        52,340    1,324,458
                                                                          ----------
Banks (2.3%)
   ABN AMRO Holding NV                                           75,690    1,860,298
                                                                          ----------
Food Products (2.6%)
   Royal Numico NV*                                              53,950    2,155,007
                                                                          ----------

TOTAL NETHERLANDS                                                          5,339,763
                                                                          ----------

SINGAPORE (1.6%)
Banks (1.6%)
   United Overseas Bank, Ltd.ss.                                150,847    1,267,522
                                                                          ----------
Hotels, Restaurants & Leisure (0.0%)
   United Overseas Land, Ltd.                                    15,085       20,350
                                                                          ----------

TOTAL SINGAPORE                                                            1,287,872
                                                                          ----------

SOUTH KOREA (1.2%)
Machinery (1.2%)
   Samsung Heavy Industries Company, Ltd.                       109,310      984,797
                                                                          ----------

TOTAL SOUTH KOREA                                                            984,797
                                                                          ----------

SPAIN (2.8%)
Oil & Gas (2.8%)
   Repsol YPF SAss.                                              91,860    2,332,185
                                                                          ----------

TOTAL SPAIN                                                                2,332,185
                                                                          ----------

SWEDEN (2.7%)
Communications Equipment (1.0%)
   Telefonaktiebolaget LM Ericssonss.                           270,200      862,392
                                                                          ----------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     ----
COMMON STOCKS
SWEDEN
Machinery (1.7%)
   Sandvik ABss.                                                 37,050   $1,374,266
                                                                          ----------

TOTAL SWEDEN                                                               2,236,658
                                                                          ----------

SWITZERLAND (5.1%)
Banks (2.2%)
   UBS AGss.                                                     23,030    1,795,867
                                                                          ----------
Insurance (1.0%)
   Swiss Re*ss.                                                  13,505      828,372
                                                                          ----------
Pharmaceuticals (1.9%)
   Novartis AG                                                   32,286    1,533,310
                                                                          ----------

TOTAL SWITZERLAND                                                          4,157,549
                                                                          ----------

TAIWAN (3.5%)
Semiconductor Equipment & Products (3.5%)
   MediaTek, Inc.                                                51,000      441,220
   Taiwan Semiconductor Manufacturing Company, Ltd.             599,039    1,044,872
   United Microelectronics Corp. ADR*ss.                        335,500    1,378,905
                                                                          ----------

TOTAL TAIWAN                                                               2,864,997
                                                                          ----------

UNITED KINGDOM (20.8%)
Banks (4.2%)
   HSBC Holdings PLC                                            130,400    2,075,351
   Royal Bank of Scotland Group PLC                              46,080    1,387,998
                                                                          ----------
                                                                           3,463,349
                                                                          ----------
Commercial Services & Supplies (2.3%)
   Capita Group PLC                                              96,492      634,706
   Hays PLC                                                     553,280    1,279,803
                                                                          ----------
                                                                           1,914,509
                                                                          ----------
Metals & Mining (0.9%)
   BHP Billiton PLC                                              58,540      746,563
                                                                          ----------
Oil & Gas (3.6%)
   BP PLC                                                       177,433    1,846,021
   Shell Transportation & Trading Company PLC                   109,710    1,062,726
                                                                          ----------
                                                                           2,908,747
                                                                          ----------
Pharmaceuticals (3.7%)
   AstraZeneca PLC                                               38,405    1,584,011
   GlaxoSmithKline PLC                                           60,130    1,453,560
                                                                          ----------
                                                                           3,037,571
                                                                          ----------

Specialty Retail (0.9%)
   Kingfisher PLC                                               159,875      701,692
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     ----
COMMON STOCKS
UNITED KINGDOM
Tobacco (2.1%)
   Imperial Tobacco Group PLC                                    62,915   $1,691,409
                                                                          ----------
Transportation Infrastructure (1.6%)
   BAA PLC                                                      120,395    1,334,513
                                                                          ----------
Wireless Telecommunication Services (1.5%)
   Vodafone Group PLC                                           505,115    1,228,580
                                                                          ----------

TOTAL UNITED KINGDOM                                                      17,026,933
                                                                          ----------

TOTAL COMMON STOCKS (Cost  $64,478,179)                                   78,687,224
                                                                          ----------

PREFERRED STOCK (1.1%)
BRAZIL (1.1%)
Diversified Telecommunication Services (1.1%)
   Telemar Norte Leste SA Class A (Cost  $885,272)               38,230      913,052
                                                                          ----------

SHORT-TERM INVESTMENTS (25.7%)
   State Street Navigator Prime Fundss.ss.                   19,203,816   19,203,816


                                                                   PAR
                                                               ----------
   State Street Bank and Trust Co. Euro Time Deposit,
         2.100%, 7/01/05                                        $ 1,876    1,876,000
                                                                          ----------

TOTAL SHORT-TERM INVESTMENTS (Cost  $21,079,816)                          21,079,816
                                                                          ----------

TOTAL INVESTMENTS AT VALUE (122.8%) (Cost  $86,443,267)                  100,680,092

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.8%)                           (18,685,766)
                                                                         -----------
NET ASSETS (100.0%)                                                      $81,994,326
                                                                         ===========


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $19,203,816 (Cost $86,443,267) (Note 2)            $  100,680,0921
   Cash                                                                          8
   Foreign currency at value (Cost $292,054)                               291,471
   Receivable for investments sold                                         568,601
   Dividend and interest receivable                                        152,484
   Receivable for portfolio shares sold                                     44,196
   Prepaid expenses and other assets                                        23,265
                                                                    --------------
      Total Assets                                                     101,760,117
                                                                    --------------
LIABILITIES
   Advisory fee payable (Note 3)                                            67,840
   Administrative services fee payable (Note 3)                              9,757
   Payable upon return of securities loaned (Note 2)                    19,203,816
   Payable for investments purchased                                       394,369
   Payable for portfolio shares redeemed                                    42,171
   Other accrued expenses payable                                           47,838
                                                                    --------------
      Total Liabilities                                                 19,765,791
                                                                    --------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  8,128
   Paid-in capital (Note 6)                                            183,957,023
   Undistributed net investment income                                   1,616,709
   Accumulated net realized loss on investments and foreign
       currency transactions                                          (117,826,007)

   Net unrealized appreciation from investments and
        foreign currency translations                                   14,238,473
                                                                    --------------
      Net Assets                                                    $   81,994,326
                                                                    ==============
   Shares outstanding                                                    8,127,662
                                                                    --------------
   Net asset value, offering price, and redemption price per share          $10.09
                                                                            ======

--------------------------------------------------------------------------------
1  Including $18,313,858 of securities on loan.






                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                            $1,581,574
   Interest                                                                 24,927
   Securities lending                                                       58,470
   Foreign taxes withheld                                                 (202,307)
                                                                        ----------
     Total investment income                                             1,462,664
                                                                        ----------
EXPENSES
   Investment advisory fees (Note 3)                                       422,985
   Administrative services fees (Note 3)                                    74,715
   Custodian fees                                                           27,074
   Printing fees (Note 3)                                                   22,912
   Legal fees                                                               12,696
   Audit fees                                                               11,263
   Insurance expense                                                         2,769
   Transfer agent fees                                                       1,868
   Trustees' fees                                                            1,176
   Commitment fees (Note 4)                                                    981
   Miscellaneous expense                                                     7,220
                                                                        ----------
     Total expenses                                                        585,659
                                                                        ----------
       Net investment income                                               877,005
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                    2,842,694
   Net realized loss on foreign currency transactions                      (19,867)
   Net change in unrealized appreciation (depreciation)
        from investments                                                (3,391,586)
   Net change in unrealized appreciation (depreciation) from
        foreign currency translations                                      (26,155)
                                                                        ----------
   Net realized and unrealized loss from investments and foreign
        currency related items                                            (594,914)
                                                                        ----------
   Net increase in net assets resulting from operations                 $  282,091
                                                                        ==========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX MONTHS
                                                            ENDED      FOR THE YEAR
                                                        JUNE 30, 2005     ENDED
                                                         (UNAUDITED)  DECEMBER 31,2004
                                                     ---------------  ----------------
FROM OPERATIONS
  Net investment income                                  $   877,005   $   834,703
  Net realized gain on investments and foreign
        currency transactions                              2,822,827    12,667,577
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations     (3,417,741)   (2,110,148)
                                                        ------------  ------------
   Net increase in net assets resulting from operations      282,091    11,392,132
                                                        ------------  ------------
FROM DIVIDENDS
  Dividends from net investment income                            --      (824,282)
                                                        ------------  ------------
   Net decrease in net assets resulting from dividends            --      (824,282)
                                                        ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                             6,630,521    19,768,766
  Reinvestment of dividends                                       --       824,325
  Net asset value of shares redeemed                     (12,219,215)  (34,829,572)
                                                        ------------  ------------
   Net decrease in net assets from capital
        share transactions                                (5,588,694)  (14,236,481)
                                                        ------------  ------------
  Net decrease in net assets                              (5,306,603)   (3,668,631)
NET ASSETS
  Beginning of period                                     87,300,929    90,969,560
                                                        ------------  ------------
  End of period                                         $ 81,994,326  $ 87,300,929
                                                        ============  ============
  Undistributed net investment income                   $  1,616,709  $    739,704
                                                        ============  ============



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                   ENDED
                                                JUNE 30, 2005         FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)       2004      2003      2002      2001       2000
-------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of period          $  10.04        $  8.85   $  6.68   $  8.34   $  10.73   $  16.70
                                                --------        -------   -------   -------   --------   ---------
INVESTMENT OPERATIONS
  Net investment income                             0.11           0.11      0.09      0.06       0.05       0.10
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (0.06)          1.17      2.12     (1.72)     (2.44)     (4.42)
                                                --------        -------   -------   -------   --------   ---------
      Total from investment operations              0.05           1.28      2.21     (1.66)     (2.39)     (4.32)
                                                --------        -------   -------   -------   --------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --          (0.09)    (0.04)       --         --      (0.08)
  Distributions from net realized gains               --             --        --        --         --      (1.56)
  Return of capital                                   --             --        --        --         --      (0.01)
                                                --------        -------   -------   -------   --------   ---------
      Total dividends and distributions               --          (0.09)    (0.04)       --         --      (1.65)
                                                --------        -------   -------   -------   --------   ---------
NET ASSET VALUE, END OF PERIOD                  $  10.09        $ 10.04   $  8.85   $  6.68   $   8.34   $  10.73
                                                ========        =======   =======   =======   ========   =========
      Total return1                                 0.50%         14.63%    33.09%   (19.90)%   (22.27)%   (25.90)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $ 81,994        $87,301   $90,970   $86,387   $147,725   $473,249
    Ratio of expenses to average net assets        1.38%2          1.37%     1.41%     1.42%      1.30%      1.31%
    Ratio of net investment income
      to average net assets                        2.07%2          0.98%     1.01%     0.61%      0.34%      0.57%
  Portfolio turnover rate                            20%             90%      131%      134%       166%       112%

--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.
  Total returns for periods less than one year are not annualized.

2 Annualized.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS - The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2005, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments.
However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Portfolio and SSB will share the net income earned from the securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $302,213, of which $218,278 was rebated to borrowers (brokers). The Portfolio retained $58,470 from the cash collateral investment, and SSB, as lending agent, was paid $25,465. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER - The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned were $422,985.

     Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). CSAM U.K. and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $42,298.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $32,417.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $7,801 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $16,100,351 and $19,688,922, respectively.

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $86,443,267, $15,026,518, $(789,693) and $14,236,825, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                JUNE 30, 2005 (UNAUDITED)     DECEMBER 31, 2004
                                -------------------------     ------------------
Shares sold                                  655,468                 2,182,090
Shares issued in reinvestment
   of dividends                                   --                     93,994
Shares redeemed                           (1,219,165)               (3,858,141)
                                          ----------                ----------
Net decrease                                (563,697)               (1,582,057)
                                          ==========                ==========

   On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                                NUMBER OF          APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
                                     4                          91%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-222-8977

     o    On the Portfolio's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.csam.com/us


logo:
CREDIT SUISSE
ASSET MANAGEMENT




CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRINT-SAR-0605
                                                       logo: CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

June 30, 2005
(unaudited)

      CREDIT SUISSE TRUST
      o  GLOBAL SMALL CAP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

      For the six months ended June 30, 2005, Credit Suisse Trust--Global Small Cap Portfolio*, 1 (the "Portfolio") had a gain of 4.93%, versus an increase of 1.70% for the Russell MidCap(R) Growth Index 2, an increase of 0.68% for the Morgan Stanley Capital International World Small Cap Index 2 (Price Only), and a decline of 1.75% for the Morgan Stanley World Index. 2

THE MARKET: FIGHTING HEADWINDS

      The US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. One clear winner in the stock market for the period was the energy sector, buoyed by the rise in oil prices. Most other economic sectors had losses for the six months. Outside the US, markets generally performed better, at least in local-currency terms, due in part to more supportive interest-rate backdrops. However, for dollar-based investors these gains were reduced or even turned into losses due to weakness in foreign currencies vs. the dollar in the period. Emerging stock markets performed well, aided by a late-period easing of risk factors.

STRATEGIC REVIEW: OUTPERFORMANCE DRIVEN BY STOCK SELECTION

      The Portfolio's gain and outperformance of its benchmarks were driven in part by good stock selection in the health care sector. Noteworthy performers here included Psychiatric Solutions (1.5% of the Portfolio as of June 30, 2005), which owns and operates facilities aimed at treating behavioral health problems. In the pharmaceutical area, Nabi Biopharmaceutical (1.1% of the Portfolio as of June 30, 2005) was another solid performer, thanks in part to good trial results for its lead pipeline product, a kidney infection vaccine. The Portfolio's consumer discretionary and materials stocks also supported its performance. Factors that hindered the Portfolio's performance in the period included its overweighting in the technology sector, as the sector underperformed the broader market.

      With respect to noteworthy recent portfolio activity, our purchases included RHJ International (0.5% of the Portfolio as of June 30, 2005), a Belgium-listed venture capital company that invests in Japanese companies. We participated in the stock's March IPO. We believe the stock is attractive based on such factors as cash flow, book value and the company's management. One sale we made

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

was E-Trade Financial, based on risk/reward considerations in an online trading market that has become more competitive.

      Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

The Credit Suisse Global Small Cap Team

Calvin E. Chung
Leo M. Bernstein
Crispin Finn

* Effective February 21, 2005, the Portfolio changed its name to "Credit Suisse Trust -- Global Small Cap Portfolio."

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S INVESTMENTS IN START-UP AND OTHER SMALL COMPANIES AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1

                                           SINCE       INCEPTION
                1 YEAR      5 YEARS      INCEPTION       DATE
                ------      -------      ---------     ---------
                14.93%      (7.88)%        3.41%        9/30/96

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

--------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell Midcap(R) Growth Index and the Morgan Stanley Capital International World Index were benchmarks for the Global Small Cap Portfolio. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a freefloat-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. The Morgan Stanley Capital

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

International World Small Cap Index is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. In order to reflect changes to the Portfolio's investment policy and name, the Morgan Stanley Capital International World Small Cap Index replaced the Morgan Stanley Capital International World Index and the Russell MidCap(R) Growth Index as the Portfolio's benchmark effective February 21, 2005. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $ 1,049.30
Expenses Paid per $1,000*                                            $     7.11

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $ 1,017.85
Expenses Paid per $1,000*                                            $     7.00

ANNUALIZED EXPENSE RATIOS*                                                1.40%

--------------------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*
--------------------------------------------------------------------------------

                                   [BAR CHART]

Information Technology                        29.6%
Industrials                                   17.9%
Health Care                                   15.0%
Consumer Discretionary                        14.2%
Financials                                     8.0%
Short-Term Investments                         6.0%
Limited Partnerships                           3.0%
Energy                                         2.4%
Materials                                      1.7%
Consumer Staples                               1.5%
Utilities                                      0.7%


--------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS (88.1%)
AUSTRALIA (0.9%)
MACHINERY (0.9%)
  Bradken, Ltd.                                         449,431   $     984,437
                                                                  -------------
TOTAL AUSTRALIA                                                         984,437
                                                                  -------------
AUSTRIA (0.7%)
ELECTRIC UTILITIES (0.7%)
  EVN AG                                                 11,180         808,674
                                                                  -------------
TOTAL AUSTRIA                                                           808,674
                                                                  -------------

BELGIUM (0.7%)
HEALTHCARE EQUIPMENT & SUPPLIES (0.7%)
  Omega Pharma SA                                        15,050         778,006
                                                                  -------------
TOTAL BELGIUM                                                           778,006
                                                                  -------------
BERMUDA (1.1%)
DIVERSIFIED FINANCIALS (1.1%)
  Assured Guaranty, Ltd.                                 54,700       1,277,792
                                                                  -------------
TOTAL BERMUDA                                                         1,277,792
                                                                  -------------
CANADA (4.2%)
LEISURE EQUIPMENT & PRODUCTS (1.8%)
  Mega Bloks*                                            64,960       1,272,893
  Mega Bloks, Rule 144A*++                               37,100         726,976
                                                                  -------------
                                                                      1,999,869
                                                                  -------------
SPECIALTY RETAIL (2.4%)
  Gildan Activewear, Inc. Class A*                      105,000       2,766,750
                                                                  -------------
TOTAL CANADA                                                          4,766,619
                                                                  -------------

CHINA (4.3%)
AIRLINES (1.5%)
  Air China, Ltd. Series H*                           4,940,000       1,661,364
                                                                  -------------
COMMUNICATIONS EQUIPMENT (0.9%)
  ZTE Corp.                                             352,800       1,049,468
                                                                  -------------
INTERNET SOFTWARE & SERVICES (1.9%)
  Netease.com, Inc. ADR*@                                13,650         779,551
  Shanda Interactive Entertainment, Ltd. ADR*@           37,095       1,364,725
                                                                  -------------
                                                                      2,144,276
                                                                  -------------
  TOTAL CHINA                                                         4,855,108
                                                                  -------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS
DENMARK (0.7%)
HOUSEHOLD DURABLES (0.7%)
  Bang & Olufsen AS B Shares@                            11,600   $     812,835
                                                                  -------------

TOTAL DENMARK                                                           812,835
                                                                  -------------
FINLAND (0.7%)
COMMUNICATIONS EQUIPMENT (0.7%)
  Elcoteq Network Class A@                               40,850         801,351
                                                                  -------------

TOTAL FINLAND                                                           801,351
                                                                  -------------

FRANCE (2.3%)
AEROSPACE & DEFENSE (0.8%)
  Zodiac SA                                              16,340         877,009
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
  Elior                                                  64,500         769,766
                                                                  -------------

REAL ESTATE (0.8%)
  Nexity                                                 23,650         914,115
                                                                  -------------

TOTAL FRANCE                                                          2,560,890
                                                                  -------------
GERMANY (2.4%)
BUILDING PRODUCTS (0.7%)
  Pfleiderer AG*                                         47,300         812,459
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
  CeWe Color Holding AG*@                                21,500       1,093,217
                                                                  -------------
SPECIALTY RETAIL (0.7%)
  Fielmann AG*@                                          11,700         789,001
                                                                  -------------

TOTAL GERMANY                                                         2,694,677
                                                                  -------------
ISRAEL (1.0%)
INTERNET SOFTWARE & SERVICES (1.0%)
  Check Point Software Technologies, Ltd.*               57,200       1,132,560
                                                                  -------------

TOTAL ISRAEL                                                          1,132,560
                                                                  -------------
JAPAN (8.5%)
CHEMICALS (1.6%)
  Kuraray Company, Ltd.                                 194,000       1,833,460
                                                                  -------------

DIVERSIFIED FINANCIALS (0.6%)
  RHJ International*                                     29,909         706,082
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
  NIDEC Corp.                                            15,900       1,677,561
                                                                  -------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS
JAPAN
HOTELS, RESTAURANTS & LEISURE (1.8%)
  Round One Corp.@                                          844   $   2,016,695
                                                                  -------------

MEDIA (1.7%)
  USEN Corp.@                                            71,000       1,867,642
                                                                  -------------

SPECIALTY RETAIL (1.3%)
  USS Company, Ltd.                                      23,250       1,480,844
                                                                  -------------

TOTAL JAPAN                                                           9,582,284
                                                                  -------------
LUXEMBOURG (0.6%)
COMPUTERS & PERIPHERALS (0.6%)
  Gemplus International SA*@                            322,500         705,187
                                                                  -------------

TOTAL LUXEMBOURG                                                        705,187
                                                                  -------------
NORWAY (1.6%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
  Tandberg ASA@                                         103,730       1,103,630
                                                                  -------------

MACHINERY (0.6%)
  Tomra Systems ASA@                                    172,000         703,674
                                                                  -------------

TOTAL NORWAY                                                          1,807,304
                                                                  -------------
SOUTH KOREA (2.0%)
INTERNET SOFTWARE & SERVICES (0.3%)
  Gravity Company, Ltd. ADR*                             39,400         338,840
                                                                  -------------

MACHINERY (1.7%)
  Samsung Heavy Industries Company, Ltd.                211,700       1,907,251
                                                                  -------------

TOTAL SOUTH KOREA                                                     2,246,091
                                                                  -------------
SPAIN (2.3%)
BANKS (0.8%)
  Banco Pastor SA                                        21,500         858,882
                                                                  -------------

CONSTRUCTION & ENGINEERING (0.8%)
  Abengoa SA                                             73,100         847,274
                                                                  -------------

FOOD PRODUCTS (0.7%)
  Ebro Puleva SA                                         47,300         839,815
                                                                  -------------

TOTAL SPAIN                                                           2,545,971
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS
SWEDEN (3.4%)
COMMERCIAL SERVICES & SUPPLIES (0.6%)
  Observer AB@                                          164,000   $     696,176
                                                                  -------------

FOOD & DRUG RETAILING (0.7%)
  Axfood AB                                              32,250         808,295
                                                                  -------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
  Getinge AB Class B@                                    77,200       1,050,751
                                                                  -------------

MACHINERY (1.2%)
  Alfa Laval AB@                                         90,000       1,299,859
                                                                  -------------

TOTAL SWEDEN                                                          3,855,081
                                                                  -------------

SWITZERLAND (1.4%)
BIOTECHNOLOGY (0.7%)
  Actelion, Ltd.*                                         7,740         804,148
                                                                  -------------

MACHINERY (0.7%)
  Georg Fischer AG*                                       2,580         788,037
                                                                  -------------

TOTAL SWITZERLAND                                                     1,592,185
                                                                  -------------

TAIWAN (1.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
  AU Optronics Corp. ADR*@                               69,900       1,184,106
                                                                  -------------

TOTAL TAIWAN                                                          1,184,106
                                                                  -------------

UNITED KINGDOM (5.7%)
COMMERCIAL SERVICES & SUPPLIES (1.5%)
  Michael Page International PLC                        229,073         828,358
  Serco Group PLC                                       180,000         820,459
                                                                  -------------
                                                                      1,648,817
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
  COLT Telecom Group PLC*@                              432,160         457,055
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
  Laird Group PLC                                       144,419         821,892
                                                                  -------------

INDUSTRIAL CONGLOMERATES (0.3%)
  Synergy Healthcare PLC                                 41,215         337,847
                                                                  -------------

INSURANCE (0.9%)
  Admiral Group PLC                                     150,000         999,084
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS
UNITED KINGDOM
SOFTWARE (1.3%)
  isoft Group PLC                                        70,400   $     528,578
  Sage Group PLC                                        250,000         999,662
                                                                  -------------
                                                                      1,528,240
                                                                  -------------
SPECIALTY RETAIL (0.6%)
  Halfords Group PLC                                    125,000         659,570
                                                                  -------------

TOTAL UNITED KINGDOM                                                  6,452,505
                                                                  -------------
UNITED STATES (42.6%)
BANKS (2.2%)
  NewAlliance Bancshares, Inc.*                          84,400       1,185,820
  Susquehanna Bancshares, Inc.                           50,700       1,246,713
                                                                  -------------
                                                                      2,432,533
                                                                  -------------

BIOTECHNOLOGY (1.3%)
  Nabi Biopharmaceuticals*                               95,300       1,451,419
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES (2.1%)
  Greenfield Online, Inc.*                              120,100       1,459,215
  Resources Connection, Inc.*@                           38,700         899,001
                                                                  -------------
                                                                      2,358,216
                                                                  -------------

COMMUNICATIONS EQUIPMENT (1.9%)
  Kanbay International, Inc.*@                           91,600       2,116,876
                                                                  -------------

COMPUTERS & PERIPHERALS (1.6%)
  Avid Technology, Inc.*                                 33,000       1,758,240
                                                                  -------------

CONSTRUCTION & ENGINEERING (0.8%)
  Infrasource Services, Inc.*@                           86,000         896,120
                                                                  -------------

DISTRIBUTION & WHOLESALE (1.1%)
  Beacon Roofing Supply, Inc.*                           49,200       1,293,960
                                                                  -------------

DIVERSIFIED FINANCIALS (1.8%)
  Affiliated Managers Group, Inc.*@                      30,400       2,077,232
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
  Broadcom Corp. Class A*                                35,800       1,271,258
                                                                  -------------

ENERGY EQUIPMENT & SERVICES (1.1%)
  Unit Corp.*                                            28,700       1,263,087
                                                                  -------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.2%)
  Dexcom, Inc.*@                                         15,100         188,599
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

COMMON STOCKS
UNITED STATES
HEALTHCARE PROVIDERS & SERVICES (9.5%)
  AMERIGROUP Corp.*                                      47,000   $   1,889,400
  Centene Corp.*@                                        73,900       2,481,562
  Pediatrix Medical Group, Inc.*                         16,700       1,228,118
  Psychiatric Solutions, Inc.*                           42,276       2,059,264
  United Surgical Partners International, Inc.*          59,100       3,077,928
                                                                  -------------
                                                                     10,736,272
                                                                  -------------

HOUSEHOLD DURABLES (1.0%)
  Knoll, Inc.                                            68,300       1,168,613
                                                                  -------------
INTERNET SOFTWARE & SERVICES (3.8%)
  Corillian Corp.*                                      125,300         388,430
  Digitas, Inc.*                                        163,100       1,860,971
  Openwave Systems, Inc.*@                              121,100       1,986,040
                                                                  -------------
                                                                      4,235,441
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
  RC2 Corp.*                                             31,200       1,172,184
                                                                  -------------

MACHINERY (1.1%)
  NACCO Industries, Inc. Class A                         11,300       1,211,586
                                                                  -------------

OIL & GAS (1.2%)
  W&T Offshore, Inc.                                     55,600       1,338,292
                                                                  -------------

REAL ESTATE (1.1%)
  HouseValues, Inc.*                                     71,200       1,287,296
                                                                  -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.5%)
  Cymer, Inc.*                                           52,100       1,372,835
  FormFactor, Inc.*@                                     76,300       2,015,846
  Tessera Technologies, Inc.*@                           52,200       1,744,002
                                                                  -------------
                                                                      5,132,683
                                                                  -------------
SOFTWARE (3.1%)
  Macromedia, Inc.*                                      50,300       1,922,466
  THQ, Inc.*@                                            53,100       1,554,237
                                                                  -------------
                                                                      3,476,703
                                                                  -------------

SPECIALTY RETAIL (1.1%)
  Hot Topic, Inc.*                                       63,100       1,206,472
                                                                  -------------

TOTAL UNITED STATES                                                  48,073,082
                                                                  -------------

TOTAL COMMON STOCKS (Cost $82,978,696)                               99,516,745
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------

PREFERRED STOCK (0.9%)
UNITED STATES (0.9%)
CONSUMER SERVICES (0.9%)
  PRN Corp.*++ (Cost $711,000)                           79,000   $   1,038,850
                                                                  -------------

WARRANT (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
  PRN Corp. strike price $0.01, expires August
   2011*++ (Cost $0)                                     18,283               0
                                                                  -------------

LIMITED PARTNERSHIPS (2.1%)
UNITED STATES (2.1%)
VENTURE CAPITAL (2.1%)
  Austin Ventures VIII L.P.*++                          346,668         281,236
  CVC European Equity III L.P.*++                       824,851         677,281
  Madison Dearborn Capital Partners IV L.P.*++          637,536         457,756
  Oak Investment Partners X L.P.*++                   1,179,470         900,425
                                                                  -------------

TOTAL LIMITED PARTNERSHIPS (Cost $2,290,257)                          2,316,698
                                                                  -------------

SHORT-TERM INVESTMENTS (28.7%)
  State Street Navigator Prime Fund@@                25,775,068      25,775,068

                                                       PAR
                                                      (000)
                                                   ------------
  State Street Bank and Trust Co. Euro Time
    Deposit, 2.100%,7/01/05                        $      6,616       6,616,000
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $32,391,068)                      32,391,068
                                                                  -------------
TOTAL INVESTMENTS AT VALUE (119.8%)
  (Cost $118,371,021)                                               135,263,361

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.8%)                      (22,323,222)
                                                                  -------------

NET ASSETS (100.0%)                                               $ 112,940,139
                                                                  =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------
 *    Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $726,976 or 0.64% of net assets.

++ Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

 @    Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments at value, including collateral for securities
     on loan of $25,775,068 (Cost $118,371,021)(Note 2)                   $ 135,263,361 1
  Cash                                                                              437
  Foreign currency at value (cost $2,253,719)                                 2,220,752
  Receivable for investments sold                                             2,144,208
  Receivable for portfolio shares sold                                           72,478
  Dividend and interest receivable                                               39,022
  Prepaid expenses and other assets                                              14,626
                                                                          -------------
      Total Assets                                                          139,754,884
                                                                          -------------
LIABILITIES
  Advisory fee payable (Note 3)                                                  97,421
  Administrative services fee payable (Note 3)                                   13,031
  Payable upon return of securities loaned (Note 2)                          25,775,068
  Payable for investments purchased                                             751,742
  Payable for portfolio shares redeemed                                         131,398
  Other accrued expenses payable                                                 46,085
                                                                          -------------
      Total Liabilities                                                      26,814,745
                                                                          -------------
NET ASSETS
  Capital stock, $0.001 par value (Note 7)                                        9,653
  Paid-in capital (Note 7)                                                  150,933,730
  Accumulated net investment loss                                              (135,632)
  Accumulated net realized loss on investments and foreign currency
     transactions                                                           (54,726,919)
  Net unrealized appreciation from investments and foreign currency
     translations                                                            16,859,307
                                                                          -------------
      Net Assets                                                          $ 112,940,139
                                                                          =============

  Shares outstanding                                                          9,652,760
                                                                          -------------
  Net asset value, offering price, and redemption price per share         $       11.70
                                                                          =============

--------------------------------------------------------------------------------
1     Including $24,887,729 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
  Dividends                                                               $     518,108
  Interest                                                                       54,676
  Securities lending                                                             74,343
  Net investment income allocated from partnerships                              36,680
  Foreign taxes withheld                                                        (51,371)
                                                                          -------------
      Total investment income                                                   632,436
                                                                          -------------
EXPENSES
  Investment advisory fees (Note 3)                                             680,154
  Administrative services fees (Note 3)                                          94,638
  Custodian fees                                                                 20,734
  Printing fees (Note 3)                                                         18,244
  Legal fees                                                                     17,070
  Audit fees                                                                     11,632
  Transfer agent fees                                                             3,439
  Insurance expense                                                               3,430
  Commitment fees (Note 4)                                                        1,273
  Trustees' fees                                                                  1,176
  Registration fees                                                                 679
  Miscellaneous expense                                                           6,360
                                                                          -------------
      Total expenses                                                            858,829
  Less: fees waived (Note 3)                                                    (97,245)
                                                                          -------------
      Net expenses                                                              761,584
                                                                          -------------
        Net investment loss                                                    (129,148)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY RELATED ITEMS
  Net realized gain from investments
  Net realized loss on foreign currency transactions                         17,934,936
  Net change in unrealized appreciation (depreciation) from investments         (40,328)
  Net change in unrealized appreciation (depreciation) from foreign         (12,602,901)
  currency translations                                                         (46,255)
                                                                          -------------
  Net realized and unrealized gain from investments and foreign currency
  related items                                                               5,245,452
                                                                          -------------
  Net increase in net assets resulting from operations                    $   5,116,304
                                                                          =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                           FOR THE SIX
                                                             MONTHS       FOR THE YEAR
                                                              ENDED           ENDED
                                                          JUNE 30, 2005   DECEMBER 31,
                                                           (UNAUDITED)        2004
                                                          -------------   -------------
FROM OPERATIONS
  Net investment loss                                     $    (129,148)  $    (913,789)
  Net realized gain on investments and foreign currency
   transactions                                              17,894,608       9,286,112
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations       (12,649,156)      7,355,743
                                                          -------------   -------------
  Net increase in net assets resulting from operations        5,116,304      15,728,066
                                                          -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                               15,822,116      35,955,192
  Net asset value of shares redeemed                        (18,107,873)    (44,150,961)
                                                          -------------   -------------
   Net decrease in net assets from capital share
     transactions                                            (2,285,757)     (8,195,769)
                                                          -------------   -------------
  Net increase in net assets                                  2,830,547       7,532,297

NET ASSETS
  Beginning of period                                       110,109,592     102,577,295
                                                          -------------   -------------
  End of period                                           $ 112,940,139   $ 110,109,592
                                                          =============   =============

  Accumulated Net Investment Loss                         $    (135,632)  $      (6,484)
                                                          =============   =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   FOR THE SIX
                                                     MONTHS
                                                      ENDED                    FOR THE YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005      ------------------------------------------------------------
                                                   (UNAUDITED)         2004         2003         2002        2001          2000 1
                                                  -------------      ---------    ---------    --------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period            $       11.15      $    9.45    $    6.40    $   9.72    $   13.62    $   19.26
                                                  -------------      ---------    ---------    --------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment loss                                     (0.01)         (0.09)       (0.06)      (0.08)       (0.09)       (0.09)
  Net gain (loss) on investments
   and foreign currency related items
   (both realized and unrealized)                          0.56           1.79         3.11       (3.24)       (3.81)       (3.56)
                                                  -------------      ---------    ---------    --------    ---------    ---------
     Total from investment operations                      0.55           1.70         3.05       (3.32)       (3.90)       (3.65)
                                                  -------------      ---------    ---------    --------    ---------    ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --             --           --          --           --        (1.99)
                                                  -------------      ---------    ---------    --------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                    $       11.70      $   11.15    $    9.45    $   6.40    $    9.72    $   13.62
                                                  =============      =========    =========    ========    =========    =========
     Total return 2                                        4.93%         17.99%       47.66%     (34.16)%     (28.63)%     (18.94)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $     112,940      $ 110,110    $ 102,577    $ 60,633    $ 160,658    $ 168,034
    Ratio of expenses to average net assets                1.40% 3        1.40%        1.40%       1.40%        1.40%        1.42%
    Ratio of net investment loss
      to average net assets                               (0.24)% 3      (0.85)%      (0.94)%     (0.90)%      (0.84)%      (0.75)%
    Decrease reflected in above operating
      expense ratios due to waivers                        0.18% 3        0.17%        0.23%       0.31%        0.21%        0.11%
  Portfolio turnover rate                                    46%            79%          86%         86%         121%          69%


--------------------------------------------------------------------------------
1 Certain distribution amounts have been reclassified to conform to the current year presentation.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Global Small Cap Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995. The name of the Portfolio was changed from Credit Suisse Trust - Global Post-Venture Capital Portfolio effective February 21, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

independent third party which has been approved by the Board of Trustees to fair value certain securities.

      The Portfolio initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("CSAM") determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees. CSAM shall review daily the Portfolio's fair valued securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT TERM INVESTMENTS -- The Portfolio, together with other funds/ portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2005, the Portfolio had no open forward foreign currency contracts.

      I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $362,817, of which $256,780 was rebated to borrowers (brokers). The Portfolio retained $74,343 from the cash collateral investment, and SSB, as lending agent, was paid $31,694. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) PARTNERSHIP ACCOUNTING POLICY -- The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

      K) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

      The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $680,154 and $97,245, respectively.

      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM.U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). CSAM U.K. and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $54,412.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $40,226.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $8,213 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, and during the six months ended June 30, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $47,159,491 and $53,868,436, respectively.

      At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $118,371,021, $19,833,775, $(2,941,435) and $16,892,340, respectively.

NOTE 6. RESTRICTED SECURITIES

      Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. RESTRICTED SECURITIES


                                                                                            PERCENTAGE
                    SECURITY    NUMBER OF  ACQUISITION                 FAIR      VALUE PER    OF NET     DISTRIBUTIONS     OPEN
    SECURITY          TYPE       SHARES       DATE         COST       VALUE        SHARE      ASSETS       RECEIVED     COMMITMENTS
-----------------   ---------   ---------  -----------  ----------  ----------   ---------  ----------   -------------  -----------
Austin Ventures
 VIII L.P.          Ltd.
                    Partnership   346,668    7/13/01    $  303,847  $  281,236   $    0.81        0.25%  $      39,584  $   206,665
CVC European
 Equity III L.P.    Ltd.
                    Partnership   824,851    9/04/01       535,338     677,281        0.82        0.60%        496,356      175,150
Madison Dearborn
 Capital Partners,
 IV,L.P.            Ltd.
                    Partnership   637,536    4/02/01       486,531     457,756        0.72        0.41%        162,292      362,464
Oak Investment
 Partners X L.P.    Ltd.
                    Partnership 1,179,470    1/18/01       964,541     900,425        0.76        0.80%        192,858      320,530
PRN Corp.           Preferred
                    Stock          79,000    8/13/01       711,000   1,038,850       13.15        0.92%             --           --
PRN Corp.           Warrants       18,283    8/14/01            --          --          --          --              --           --
                                                        ----------  ----------              ----------   -------------  -----------
                                                        $3,001,257  $3,355,548                    2.98%  $     891,090  $ 1,064,809
                                                        ==========  ==========              ==========   =============  ===========


NOTE 7. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                             FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)     DECEMBER 31, 2004
                            --------------------------   --------------------
Shares sold                       1,408,955                    3,577,338
Shares redeemed                  (1,629,648)                  (4,558,615)
                                -----------                   ----------
Net decrease                       (220,693)                    (981,277)
                                ===========                   ==========

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

             NUMBER OF                     APPROXIMATE PERCENTAGE
            SHAREHOLDERS                    OF OUTSTANDING SHARES
           -------------                  ------------------------
                 4                                   74%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank
                                                             logo:
P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRGSC-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE TRUST

                  /s/Steven Plump
                  ---------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/Steven Plump
                  ---------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/Michael A. Pignataro
                  -----------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005